   As filed with the Securities and Exchange Commission on November 14, 1996.

                                                     Registration No. 333- 02581
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                     POST-EFFECTIVE AMENDMENT NO. 1    /X/
         TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            ------------------------

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                              (Name of Depositor)
                               3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
         (Complete Address of Depositor's Principal Executive Offices)

                          MICHAEL J. VELOTTA, ESQUIRE
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                (Name and Complete Address of Agent for Service)

                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                         SUTHERLAND, ASBILL AND BRENNAN
                        1275 PENNSYLVANIA, AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2404

  Securities being offered -- modified single premium variable life insurance contracts.

                            ------------------------

    The registrant has elected pursuant to rule 24f-2 to register an indefinite number of securities. The requisite $500 24f-2 registration fee was paid at time of initial registration.

        IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
  X
----    immediately upon filing pursuant to paragraph (b) of Rule 485
----    on (Date) pursuant to paragraph (b) of Rule 485
----    60 days after filing pursuant to paragraph (a) of rule 485
----    on (Date) pursuant to paragraph (a)(i) of Rule 485
----    75 days after filing pursuant to paragraph (a)(ii) of Rule 485
        IF APPROPRIATE, CHECK THE FOLLOWING BOX:
---- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           RECONCILIATION AND TIE BETWEEN FORM N-8B-2 AND PROSPECTUS

  ITEM NO. OF
  FORM N-8B-2                                             CAPTION IN PROSPECTUS
-----------------  ----------------------------------------------------------------------------------------------------
           1.      Cover Page
           2.      Cover Page; Additional Information about the Company
           3.      Not applicable
           4.      The Company; Distribution of the Contracts
           5.      The Variable Account -- General
           6.      The Variable Account -- General
           7.      Not required by Form S-6
           8.      Not required by Form S-6
           9.      Legal Proceedings
          10.      Summary; The Variable Account -- Funds; The Contract -- Application for a Contract; Contract
                    Benefits and Rights; Other Matters -- Voting Rights, Dividends
          11.      Summary; The Variable Account -- Funds
          12.      Summary; The Variable Account -- Funds
          13.      Summary; Deductions and Charges; Distribution of the Contracts; Federal Tax Considerations
          14.      The Contract -- Application for a Contract, Premiums, Allocation of Premiums
          15.      Summary; The Contract -- Premiums, Allocation of Premiums
          16.      The Variable Account -- Funds; The Contract -- Allocation of Premiums
          17.      Summary; Contract Benefits and Rights -- Amount Payable on Surrender of the Contract, Partial
                    Withdrawals, Cancellation and Exchange Rights
          18.      The Variable Account; The Contract -- Allocation of Premiums; Deductions and Charges; Federal Tax
                    Considerations
          19.      Other Matters -- Statements to Contract Owners
          20.      Not applicable
          21.      Contract Benefits and Rights -- Contract Loans; Contract Benefits and Rights -- Suspension of
                    Valuation, Payments and Transfers
          22.      Not applicable
          23.      Safekeeping of Variable Account's Assets; Additional Information about the Company
          24.      Contract Benefits and Rights -- Transfer of Account Value; Other Matters
          25.      The Company
          26.      Not applicable
          27.      The Company; Additional Information about the Company
          28.      Executive Officers and Directors of the Company
          29.      The Company
          30.      Not applicable
          31.      Not applicable
          32.      Not applicable
          33.      Not applicable
          34.      Not applicable
          35.      The Company; Distribution of the Contracts
          36.      Not required by Form S-6
          37.      Not applicable
          38.      Distribution of the Contracts
          39.      The Company; Distribution of the Contracts
          40.      Not applicable
          41.      The Company; Distribution of the Contracts
          42.      Not applicable
          43.      Not applicable
          44.      The Contract -- Allocation of Premiums, Accumulation Unit Value; Contract Benefits and Rights --
                    Account Value; Deductions and Charges

  ITEM NO. OF
  FORM N-8B-2                                             CAPTION IN PROSPECTUS
-----------------  ----------------------------------------------------------------------------------------------------
          45.      Not applicable
          46.      Contract Benefits and Rights -- Account Value, Amount Payable on Surrender of the Contract, Partial
                    Withdrawals; Deductions and Charges
          47.      Not applicable
          48.      Cover Page; The Company
          49.      Not applicable
          50.      The Variable Account -- General
          51.      Summary; The Company; The Contract; Contract Benefits and Rights; Other Matters; Federal Tax
                    Considerations
          52.      The Variable Account -- Funds, Investment Adviser
          53.      Summary; Federal Tax Considerations
          54.      Not applicable
          55.      Not applicable
          56.      Not required by Form S-6
          57.      Not required by Form S-6
          58.      Not required by Form S-6
          59.      Not required by Form S-6

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            MODIFIED SINGLE PREMIUM

                       VARIABLE LIFE INSURANCE CONTRACTS

                               3100 SANDERS ROAD

                              NORTHBROOK, IL 60062

                            TELEPHONE (800) 755-5275

                            ------------------------

This prospectus describes the "Glenbrook Provider Variable Life," a modified single premium variable life insurance contract ("Contract") offered by Glenbrook Life and Annuity Company (the "Company") for prospective insured persons age 0-85. The Contract lets the Contract Owner pay a significant single premium and subject to restrictions, additional premiums.


The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 23. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


The minimum initial premium the Company will accept is $10,000. Premiums are allocated to Glenbrook Life Variable Life Separate Account A ("Variable Account"). The Variable Account will invest in shares of one or more managed investment companies ("Funds") each of which will have multiple investment Portfolios. All of the Funds which are described in this prospectus may not be available with your Contract. Presently, the Variable Account will invest in shares of the following Funds:

    - Dean Witter Variable Investment Series ("Dean Witter Fund")

    - Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. (collectively the "Dreyfus Funds")

    - Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II (collectively the "Fidelity Funds")

    - MFS-Registered Trademark- Variable Insurance Trust ("MFS Fund")

    - Twentieth Century Companies, Inc., TCI Portfolios, Inc. ("TCI Funds")

The DEAN WITTER FUND has four available Portfolios: (1) VIS Dividend Growth (2) VIS European Growth (3) VIS Quality Income Plus and (4) VIS Utilities; the DREYFUS FUNDS have four available Portfolios: (1) VIF Growth and Income (2) VIF Money Market (3) The Dreyfus Socially Responsible Growth Fund, Inc. and (4) VIF Small Company Stock; the FIDELITY FUNDS have three available Portfolios: (1) VIP II Contrafund (2) VIP Growth and (3) VIP High Income; the MFS FUND has two available Portfolios: (1) Emerging Growth Series and (2) Limited Maturity Series; and the TCI FUNDS "Twentieth Century" have two available Portfolios: (1) TCI Balanced and (2) TCI International.

There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Portfolios to which premiums have been allocated. The Contract Owner bears the investment risk for all amounts so allocated. The Contract continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("Monthly Deduction Amount").

The Contracts provide for an Initial Death Benefit shown on the Contract Data page. The death benefit ("Death Benefit") payable under a Contract may be greater than the Initial Death Benefit but so long as the Contract continues in effect, if no withdrawals are made, will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which premiums have been allocated. At the death of the Insured, we will pay a Death Benefit to the beneficiary.

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY, ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

               The Contracts may not be available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.


               THE DATE OF THIS PROSPECTUS IS NOVEMBER 14, 1996.

3

                               TABLE OF CONTENTS

                                                     PAGE
SUMMARY.........................................           4
SPECIAL TERMS...................................           6
THE COMPANY.....................................           7
THE VARIABLE ACCOUNT............................           7
  General.......................................           7
  Funds.........................................           8
THE CONTRACT....................................          10
  Application for a Contract....................          10
  Premiums......................................          10
  Allocation of Premiums........................          11
  Accumulation Unit Values......................          11
DEDUCTIONS AND CHARGES..........................          12
  Monthly Deductions............................          12
    Cost of Insurance Charge....................          12
    Tax Expense Charge..........................          12
    Administrative Expense Charge...............          13
  Other Deductions..............................          13
    Mortality and Expense Risk Charge...........          13
    Annual Maintenance Fee......................          13
    Taxes Charged Against the Variable
     Account....................................          13
    Charges Against the Funds...................          13
    Withdrawal Charge...........................          14
    Due and Unpaid Premium Tax Charge...........          14
CONTRACT BENEFITS AND RIGHTS....................          15
  Death Benefit.................................          15
  Accelerated Death Benefit.....................          15
  Account Value.................................          15
  Transfer of Account Value.....................          16
  Dollar Cost Averaging.........................          16
  Automatic Portfolio Rebalancing...............          16
  Contract Loans................................          16
  Amount Payable on Surrender of the Contract...          17
  Partial Withdrawals...........................          17
  Maturity......................................          17

                                                     PAGE
  Lapse and Reinstatement.......................          17
  Cancellation and Exchange Rights..............          18
  Confinement Waiver Benefit....................          18
  Suspension of Valuation, Payments and
   Transfers....................................          18
  Last Survivor Contracts.......................          18
OTHER MATTERS...................................          19
  Voting Rights.................................          19
  Statements to Contract Owners.................          19
  Limit on Right to Contest.....................          20
  Misstatement as to Age and Sex................          20
  Payment Options...............................          20
  Beneficiary...................................          20
  Assignment....................................          20
  Dividends.....................................          20
EXECUTIVE OFFICERS AND DIRECTORS OF THE
 COMPANY........................................          20
DISTRIBUTION OF THE CONTRACTS...................          22
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS....          23
FEDERAL TAX CONSIDERATIONS......................          23
  Introduction..................................          23
  Taxation of the Company and the Variable
   Account......................................          23
  Taxation of Contract Benefits.................          23
  Modified Endowment Contracts..................          23
  Diversification Requirements..................          24
ADDITIONAL INFORMATION ABOUT THE COMPANY........          24
LEGAL PROCEEDINGS...............................          24
LEGAL MATTERS...................................          24
REGISTRATION STATEMENT..........................          24
EXPERTS.........................................          25
FINANCIAL INFORMATION...........................          25
FINANCIAL STATEMENTS............................         F-1
APPENDIX A......................................         A-1

4

                                    SUMMARY


NOTE: A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS APPEARS AT PAGE 6, IMMEDIATELY FOLLOWING THIS SUMMARY.


THE CONTRACT

The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the investment Portfolios of the Funds to which premiums have been allocated. Similarly, the Death Benefit may increase or decrease under some circumstances, but so long as the Contract remains in effect it will not decrease below the Initial Death Benefit if no withdrawals are made. The Contracts are credited with units ("Accumulation Units") to calculate cash values. The Contract Owner may transfer the Account Value among the Variable Account's underlying investment Portfolios.


The Contracts can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 18.


In some states, the Contracts may be issued in the form of a group Contract. In those states, certificates will be issued evidencing a purchaser's rights under the group Contract. In certain states, certificates are issued under group Contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.

THE VARIABLE ACCOUNT AND THE FUNDS

The Glenbrook Life Variable Life Separate Account A ("Variable Account") funds the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such under the Investment Company Act of 1940. It consists of multiple sub-accounts ("Variable Sub-Accounts"), each investing in a corresponding Fund Portfolio.


Applicants should read the prospectuses for the Funds in connection with the purchase of a Contract. The investment objectives of the Fund Portfolios are briefly summarized below under "Funds," page 8. Presently, the Variable Account invests in shares of the following Funds:


    - Dean Witter Variable Investment Series ("Dean Witter Fund")

    - Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. (collectively the "Dreyfus Funds")

    - Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II (collectively the "Fidelity Funds")

    - MFS-Registered Trademark- Variable Insurance Trust ("MFS Fund")

    - Twentieth Century Companies, Inc., TCI Portfolios, Inc. ("TCI Funds")

The DEAN WITTER FUND has four available Portfolios: (1) VIS Dividend Growth (2) VIS European Growth (3) VIS Quality Income Plus and (4) VIS Utilities; the DREYFUS FUNDS have four available Portfolios: (1) VIF Growth and Income (2) VIF Money Market (3) The Dreyfus Socially Responsible Growth Fund, Inc. and (4) VIF Small Company Stock; the FIDELITY FUNDS have three available Portfolios: (1) VIP II Contrafund (2) VIP Growth and (3) VIP High Income; the MFS FUND has two available Portfolios: (1) Emerging Growth Series and (2) Limited Maturity Series; and the TCI FUNDS "Twentieth Century" have two available Portfolios: (1) TCI Balanced and (2) TCI International.

The assets of each Portfolio are accounted for separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds.

PREMIUMS

The Contract requires the Contract Owner to pay an initial premium of at least $10,000. Additional premium payments may be made at any time, subject to the following conditions:

    - only one payment is allowed in any Contract Year;

    - the minimum payment is $500;

    - the attained age of the insured must be less than age 86; and

    - absent submission of new evidence of insurability of the insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of $5,000 or a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-80).

Additional premium payments may require an increase in the Specified Amount in order for the Contract to meet the definition of a life insurance contract under the Internal Revenue Code. The Company reserves the right to obtain satisfactory evidence of insurabilty before accepting any

5
additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject an additional premium payment for any reason. Additional Premiums may also be paid at any time and in any amount necessary to avoid termination of the Contract.

DEDUCTIONS AND CHARGES


On each Monthly Activity Date, the Company will deduct a Monthly Deduction Amount from the Account Value. The Monthly Deduction Amount will be made pro rata respecting each Variable Sub-Account to which Account Value is allocated. The Monthly Deduction Amount includes a cost of insurance charge, tax expense charge and an administrative expense charge. The monthly cost of insurance charge is to cover the Company's anticipated mortality costs. In addition, the Company will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes resulting from the application of Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. The Company will deduct from the Account Value a monthly administrative charge equal to an annual rate of 0.25%. This charge compensates the Company for administrative expenses incurred in the administration of the Variable Account and the Contracts. The Company will also deduct from the Variable Account a daily charge equal to an annual rate of 0.90% for the mortality risks and expense risks the Company assumes in relation to the Contracts. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Deductions and Charges -- Monthly Deductions," page 12, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 17.



An Annual Maintenance Fee of $35 will be deducted on each Contract Anniversary from all Variable Sub-Accounts to which Account Value is allocated, in proportion to the amounts so allocated. This fee will be waived if total premiums paid are $50,000 or more. This fee will help reimburse the Company for administrative and maintenance costs of the Contracts. See "Deductions and Charges -- Other Deductions -- Annual Maintenance Fee," page 13.


Applicants should review the prospectuses for the Funds which accompany this prospectus for a description of the charges and expenses borne by the Funds in connection with their operations.

Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth below:

                                             PERCENTAGE OF
                                                INITIAL
                                                PREMIUM
CONTRACT YEAR                                  WITHDRAWN
-------------------------------------------  -------------
1..........................................        7.75%
2..........................................        7.75%
3..........................................        7.75%
4..........................................        7.25%
5..........................................        6.25%
6..........................................        5.25%
7..........................................        4.25%
8..........................................        3.25%
9..........................................        2.25%
10+........................................        0.00%


The Withdrawal Charge is imposed to cover a portion of the sales expense incurred by the Company in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Other Deductions -- Withdrawal Charge," page 14. No withdrawal charge will be imposed on any withdrawal to the extent that aggregate Withdrawal Charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the Withdrawal. See "Deductions and Charges," page 12 and "Withdrawal Charge," page 14.



During the first nine Contract Years, an additional premium tax charge will be imposed on full or partial withdrawals. This charge ranges from a maximum of 2.25% in the first Contract Year, decreasing .25% in each of the next nine Contract Years, with no charge thereafter. See "Deductions and Charges -- Other Deductions -- Due and Unpaid -- Premium Tax Charge," page 14.



For a discussion of the tax consequences of a full or a partial withdrawal, see "Federal Tax Considerations," page 23.


DEATH BENEFIT


At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit determined on the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the death benefit ratio as found in the Contract. See "Contract Benefits and Rights -- Death Benefit," page 15.


ACCOUNT VALUE

The Account Value of the Contract will increase or decrease to reflect (1) the investment experience of the Fund

6

Portfolios underlying the Variable Sub-Account to which Account Value is allocated, and (2) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the Annual Maintenance Fee. There is no minimum guaranteed Account Value and the Contract Owner bears the risk of the investment in the Fund Portfolios. See "Contract Benefits and Rights -- Account Value," page 15.


CONTRACT LOANS


A Contract Owner may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by the Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary), less any Annual Maintenance Fee due on or before the next Contract Anniversary, and less any due and unpaid Monthly Deduction Amounts. See "Contract Benefits and Rights -- Contract Loans," page 16.


LAPSE


Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. The Company will give written notice to the Contract Owner and a 61 day grace period during which additional amounts may be paid to continue the Contract. See "Contract Benefits and Rights -- Contract Loans," page 16 and "Lapse and Reinstatement," page 17.


CANCELLATION AND EXCHANGE RIGHTS

A Contract Owner has a limited right to return his or her Contract for cancellation. If the Contract Owner returns the Contract for cancellation, by mail or hand delivery, to the agent who sold the Contract, within 10 days after delivery of the Contract to the Contract Owner (in some states, this free-look period is longer), the Company will return to the Contract Owner within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation, unless state law requires a return of premium without such adjustments. In those states where the Company is required to return the premiums paid upon a free-look of the Contract and where it has been approved by the state, the Company reserves the right to allocate all premium payments made prior to the expiration of the free-look period to the money market sub-account of the Variable Account.


In addition, once the Contract is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Contract Benefits and Rights -- Cancellation and Exchange Rights," page 18.


TAX CONSEQUENCES


The current Federal tax law generally excludes all death benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 23.


                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The aggregate value under a Contract of the Variable Sub-Accounts and the Loan Account.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Variable Sub-Account.

AGE: The Insured's age at the Insured's last birthday.

CASH VALUE: The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness and the Annual Maintenance Fee, if applicable.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY: The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE: The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries, Contract Years and Contract months are determined.

CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.

CONTRACT YEARS: Annual periods computed from the Contract Date.

7

DEATH BENEFIT: The greater of (1) the Specified Amount or (2) the Account Value on the date of death multiplied by the death benefit ratio as specified in the Contract.

FREE WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to a Withdrawal Charge. This amount in any Contract Year is 15% of total premiums paid.

INITIAL DEATH BENEFIT: The Initial Death Benefit under a Contract is shown on the Contract Data page.

FUNDS: The registered management investment companies in which assets of the Variable Account may be invested.

INDEBTEDNESS: All Contract loans, if any, and accrued loan interest.

INSURED: The person whose life is insured under a Contract.

LOAN ACCOUNT: An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Variable Account.

MONTHLY ACTIVITY DATE: The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date. If there is no date equal to the Monthly Activity Date in a particular month, the Monthly Activity Date will be the last day of that month.

MONTHLY DEDUCTION AMOUNT: A deduction on each Monthly Activity Date for the cost of insurance charge, a tax expense charge and an administrative expense charge.

SPECIFIED AMOUNT: The minimum death benefit under a Contract, equal to the Initial Death Benefit on the Contract Date. Thereafter it may change in accordance with the terms of the partial withdrawal and the subsequent premium provisions of the Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Variable Account is determined at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of regular trading on the New York Stock Exchange on successive Valuation Days.

VARIABLE ACCOUNT: Glenbrook Life Variable Life Separate Account A, an account established by the Company to separate the assets funding the Contracts from other assets of the Company.

VARIABLE SUB-ACCOUNT: The subdivisions of the Variable Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Portfolios of the Funds.

                                  THE COMPANY

The Company is the issuer of the Contract. The Company is a stock life insurance company which was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." As of the date of this prospectus, the Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

                              THE VARIABLE ACCOUNT

GENERAL

Glenbrook Life Variable Life Separate Account A ("Variable Account") is a separate account of the Company established on January 15, 1996 pursuant to the insurance laws of the State of Illinois. The Variable Account is organized as a unit investment trust and registered as such with the Securities and Exchange Commission under the Investment Company Act of 1940. The Variable Account meets the definition of "separate account" under federal securities law. Under Illinois law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

8

FUNDS

The Variable Account will invest in shares of one or more Funds. The Funds are registered with the Securities and Exchange Commission as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the Securities and Exchange Commission. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account. The Funds available for investment by the Variable Account as of the date of this Prospectus are listed below.

I.  DEAN WITTER FUND

    - VIS DIVIDEND GROWTH PORTFOLIO -- seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

    - VIS EUROPEAN GROWTH PORTFOLIO -- seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

    - VIS QUALITY INCOME PLUS PORTFOLIO -- seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities, and in fixed-income securities rated A or higher by Moody' s Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (Standard & Poor's) or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

    - VIS UTILITIES PORTFOLIO -- seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

Dean Witter InterCapital Inc. ("InterCapital"), Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. Morgan Grenfell Investment Services Limited, 20 Finsbury Circus, London, England, is the Sub-Advisor of the European Growth Portfolio of the Fund.

II.  DREYFUS FUNDS

    - VIF GROWTH & INCOME PORTFOLIO -- seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk.

    - VIF MONEY MARKET PORTFOLIO -- seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

    - THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth. Current income is a secondary goal. Invests principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

    - VIF SMALL COMPANY STOCK PORTFOLIO -- seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500 Index. Invests primarily in a portfolio of equity securities of small - to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500 Index. The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment manager. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

III.  FIDELITY FUNDS

    - VIP II CONTRAFUND -- seeks capital appreciation by investing in companies that Fidelity Management & Research Company ("FMR") believes to be undervalued due to an overly pessimistic appraisal by the public.

    - VIP GROWTH -- seeks capital appreciation by investing primarily in common stocks. The fund may also pursue capital appreciation through the purchase of bonds and preferred stocks.

    - VIP HIGH INCOME -- seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities.

9

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts, is the Investment Manager of the Funds.

IV.  MFS FUND

    - EMERGING GROWTH SERIES -- seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective of long-term growth of capital.

    - LIMITED MATURITY SERIES -- the primary investment objective is to provide as high a level of current income as is believed to be consistent with prudent investment risk. The Portfolio's secondary objective is to protect shareholders' capital.

MFS manages each Series pursuant to an Investment Advisory Agreement with the Trust on behalf of each Portfolio. MFS provides the Series with overall investment advisory and administrative services, as well as general office facilities.

V.  TWENTIETH CENTURY FUNDS

    - TCI BALANCED -- the investment objective of TCI Balanced is capital growth and current income. It will seek to achieve its investment objective by maintaining approximately 60% of the assets of TCI Balanced in common stocks that are considered by management to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.

    - TCI INTERNATIONAL -- the investment objective of TCI International is Capital Growth. It will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

Investors Research Corporation ("Investors Research") serves as the investment manager of TCI Portfolios, Inc. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

An investment in the Dreyfus VIF Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds accompanying this prospectus.

You will find more complete information about the Portfolios, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor any such Fund currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Fund's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

All investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio are reinvested in shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. The Company will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any. The

10

Funds are required to redeem Fund shares at net asset value and to make payment within seven days.

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, the Company may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. No substitution of securities will take place without notice to Contract Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940 ("1940 Act"). The Company reserves the right to establish additional Variable Sub-accounts of the Variable Account, each of which would invest in shares of another Fund. Subject to Contract Owner approval, the Company also reserves the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for the Funds for further information.

                                  THE CONTRACT

APPLICATION FOR A CONTRACT
Individuals wishing to purchase a Contract must submit an application to the Company. A Contract will be issued only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to the Company. Acceptance is subject to the Company's underwriting rules and the Company reserves the right to reject an application for any lawful reason. If a Contract is not issued, the premium will be returned to you . No change in the terms or conditions of a Contract will be made without the consent of the Contract Owner.

Once the Company has received the initial premium and underwriting has been approved, the Contract will be issued on the date the Company has received the final requirement for issue. In the case of simplified underwriting, the Contract will be issued or coverage denied within 3 business days of receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date the Company receives the initial premium, coverage under a Contract may begin before it is actually issued. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits established from time to time by the Company ($1,000,000 as of the date of this Prospectus), the initial payment will not be accepted with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

PREMIUMS

The Contract is designed to permit an initial premium payment and, subject to certain conditions, additional premium payments. The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table:

                      SIMPLIFIED UNDERWRITING
ISSUE AGE             MAXIMUM INITIAL PREMIUM
--------------------  ------------------------
0-34................        Not available
35-44...............       $       15,000
45-54...............       $       30,000
55-64...............       $       50,000
65-80...............       $      100,000
Over age 80.........        Not available

Additional premium payments may be made at any time, subject to the following conditions:

    - only one additional premium payment may be made in any Contract Year;

    - each additional premium payment must be at least $500;

    - the attained age of the Insured must be less than age 86; and

11

    - absent submission of new evidence of insurability of the insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment."

    - the Guaranteed Additional Payment is the lesser of $5,000 or a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-80).

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code. The Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject any additional premium payment for any reason.

Unless you request otherwise in writing, any additional premium payment received while a Contract loan exists will be applied: first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

Additional premiums may be paid at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

ALLOCATION OF PREMIUMS

Upon completion of underwriting, the Company will either issue a Contract, or deny coverage and return all premiums. If a Contract is issued, the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the Money Market Sub-Account since the date of receipt of the premium, will be allocated on the date the Contract is issued according to the initial premium allocation instructions specified on the application. In the future, the Company may allocate the initial premium (and the interest that would have been earned had the initial premium been invested in the Money Market Sub-Account since its receipt) to the Money Market Sub-Account during the free look period in those states where state law requires premiums to be returned upon exercise of the free-look right.

ACCUMULATION UNIT VALUES


The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Variable Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Fund Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains by that Fund Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Fund Portfolio at the end of the immediately preceding Valuation Period; and then subtracting from the result an amount equal to the daily deductions for mortality and expense risk charges imposed during the Valuation Period. Applicants should refer to the prospectuses for the Funds which accompany this prospectus for a description of how the assets of each Fund are valued since such determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub-Account and therefore the Account Value of a Contract. See "Contract Benefits and Rights -- Account Value," page 15.


All valuations in connection with a Contract, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Contract loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium and additional premiums requiring underwriting, will be made on the date the request or payment is received in good order by the Company at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


SPECIALIZED USES OF THE CONTRACT: Because the Contract provides for an accumulation of cash value as well as a death benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Sub-Accounts to which Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased. Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose a purchaser should consider whether the long-term nature of the Contract is consistent with the purpose for which it is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax considerations," Page 23.)

12

                             DEDUCTIONS AND CHARGES

MONTHLY DEDUCTIONS


On each Monthly Activity Date including the Contract Date, the Company will deduct from the Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with a Contract. Each Monthly Deduction Amount will be deducted pro rata from each Variable Sub-Account attributable to the Contract such that the proportion of Account Value of the Contract attributable to each Sub-Account remains the same before and after the deduction. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Benefits and Rights -- Lapse and Reinstatement," page
17. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:


COST OF INSURANCE CHARGE: The cost of insurance charge covers the Company's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the 10th Contract Year. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 will be included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's substandard rating.


The cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because the difference is the amount for which the Company is at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, and (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights" on page 15.)


EXAMPLE:

Specified Amount                         =  $ 100,000
Account Value on the Monthly
 Activity Date                           =  $  30,000
Insured's attained age                   =         45
Death Benefit ratio for age 45           =       2.15

On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000 x 2.15 = $64,500). Since the Account Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference ($100,000 - $30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15 x $50,000), since this is greater than the Specified Amount ($100,000). The cost of insurance rates in that case would be applied to ($107,500 - $50,000) = $57,500.

Because the Account Value and, as a result, the amount for which the Company is at risk under a Contract may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once a risk rating class has been assigned to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

TAX EXPENSE CHARGE: The Company will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes related to the receipt of premiums under the Contract and that results from the application of section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. The premium tax deduction will be imposed regardless of a contract owner's state of residence and, therefore, is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, the Company does not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse the

13
Company for approximate expenses incurred for federal taxes resulting from the application of Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE: The Company will deduct monthly from the Account Value an administrative expense charge equal to an annual rate of 0.25%. This charge compensates the Company for administrative expenses incurred in the administration of the Variable Account and the Contracts.

All monthly deductions are taken by canceling Accumulation Units of the Variable Account under your Contract.
OTHER DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE: The Company will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks the Company assumes in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. The Company also assumes a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based on the Monthly Activity Date preceding the death of an Insured. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract. The Company may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Contracts and the proceeds of the Withdrawal Charge.

ANNUAL MAINTENANCE FEE: If the aggregate premiums paid on a Contract are less than $50,000, the Company will deduct from the Account Value an Annual Maintenance Fee of $35 on each Contract Anniversary. This fee will help reimburse the Company for administrative and maintenance costs of the Contracts. The sum of the monthly administrative charges and the annual maintenance fee is designed not to exceed the anticipated cost the Company incurs in providing administrative services under the Contracts.

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT: Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of premiums under the Contract). The Company may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account or this class of Contracts may also be made.

CHARGES AGAINST THE FUNDS: The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios:

                                 FUND EXPENSES
                        (AS A PERCENTAGE OF FUND ASSETS)

                                                           TOTAL FUND
                             MANAGEMENT        OTHER         ANNUAL
PORTFOLIO                       FEES          EXPENSES      EXPENSES
-------------------------  ---------------  ------------  ------------
VIS Dividend Growth......        0.59%(1)        0.02%         0.61%
VIS European Growth......        1.00%           0.17%         1.17%
VIS Utilities............        0.65%(2)        0.03%         0.68%
VIS Quality Income
 Plus....................        0.50%(3)        0.04%         0.54%
VIP Growth...............        0.61%           0.09%         0.70%
VIP High Income..........        0.60%           0.11%         0.71%(4)
VIP II Contrafund........        0.61%           0.11%         0.72%(4)
Dreyfus Socially
 Responsible Growth......        0.75%(5)        0.58%         1.27%(7)
VIF Small Company
 Stock(6)................        0.75%           0.65%         1.20%(7)
VIF Growth & Income......        0.75%           0.20%         0.92%(7)
VIF Money Market.........        0.50%           0.15%         0.62%(7)
MFS Emerging Growth
 Series(8)...............        0.75%           0.25%         1.00%
MFS Limited Maturity
 Series(8)...............        0.55%           0.45%         1.00%
TCI International........        1.50%           0.00%         1.50%
TCI Balanced.............        1.00%           0.00%         1.00%

------------

(1) The management fee is 0.625% for net assets of up to $500 million. For net assets which exceed $500 million, but do not exceed $1 billion, the management fee is 0.50% and for net assets that exceed $1 billion, the management fee is 0.475%.

(2) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee is 0.55%.

(3) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee is 0.45%.

(4) A portion of the brokerage commissions the fund paid was used to reduce its expenses. With this reduction, total operating expenses were (for High
    Income: 0.71% and Contrafund 0.72% [please note - there were brokerage commissions paid, but they did not affect these ratios])

(5) The Dreyfus Corporation has undertaken, until December 31, 1996, that if the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary

14
    expenses, but including the management fee, exceed 1.00 of 1% of the value of the Fund's average daily net assets, the Fund may deduct from the payment to be made to Dreyfus under the management agreement, or Dreyfus will bear, such excess expense

(6) The Dreyfus Corporation has undertaken, until December 31, 1996, that if the aggregate expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1.25 of 1% of the value of the Portfolio's average daily net assets, the Portfolio may deduct from the payment to be made to Dreyfus under the management agreement, or Dreyfus will bear, such excess expense. The Total Fund Annual Expense is an annualized figure based off of actual expenses incurred during the period from inception (May 1, 1996) to June 30, 1996.


(7) Total Fund Annual Expenses reflect expense reimbursements for The Dreyfus Socially Responsible Growth Fund, Inc., VIF Small Company Stock, VIF Growth & Income, and VIF Money Market Portfolios of 0.06%, 0.20%, 0.03% and 0.03% respectively.


(8) The Adviser has agreed to bear, subject to reimbursement, expenses for each of the Emerging Growth Series and Limited Maturity Series such that each Series' aggregate operating expenses shall not exceed, on an annual basis, 1.00% of the average daily net assets of the Series from November 2, 1994 through December 31, 1996, 1.25% of the average daily net assets of the Series from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Series from January 1, 1999 through December 31, 2004; provided however, that this obligation may be terminated or revised at any time. See "Information Concerning Shares of Each Series -- Expenses" below. Absent this expense arrangement, "Other Expenses" for the Emerging Growth Series and Limited Maturity Series would be 2.16% and 1.00% respectively, and "Total Fund Annual Expenses" would be 2.91% and 1.55% respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."


WITHDRAWAL CHARGE: Upon surrender of the Contract and partial withdrawals in excess of the Free Withdrawal Amount, a Withdrawal Charge may be assessed. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

                        PERCENTAGE OF INITIAL
CONTRACT YEAR             PREMIUM WITHDRAWN
-------------------  ---------------------------
1..................               7.75%
2..................               7.75%
3..................               7.75%
4..................               7.25%
5..................               6.25%
6..................               5.25%
7..................               4.25%
8..................               3.25%
9..................               2.25%
10+................               0.00%


After the ninth Contract Year, no Withdrawal Charges will be imposed. In addition, no Withdrawal Charge will be imposed on any withdrawal to the extent that aggregate Withdrawal Charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. The Withdrawal Charge may be waived under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights -- Confinement Waiver Benefit", page 18.


The Withdrawal Charge is imposed to cover a portion of the sales expense incurred by the Company in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses.

DUE AND UNPAID PREMIUM TAX CHARGE: During the first nine Contract Years, a charge for due and unpaid premium tax will be imposed on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Account Value withdrawn:

                        PERCENTAGE OF INITIAL
YEAR                      PREMIUM WITHDRAWN
-------------------  ---------------------------
1..................               2.25%
2..................               2.00%
3..................               1.75%
4..................               1.50%
5..................               1.25%
6..................               1.00%
7..................               0.75%
8..................               0.50%
9..................               0.25%
10+................               0.00%

After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. The percentages indicated above are guaranteed not to increase.

15

                          CONTRACT BENEFITS AND RIGHTS

DEATH BENEFIT

The Contracts provide for the payment of Death Benefit Proceeds to the named beneficiary when the Insured under the Contract dies. The Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amounts occurring during a Grace Period (if applicable). The Death Benefit equals the greater of (1) the Specified Amount or
(2) the Account Value multiplied by the Death Benefit Ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

EXAMPLES:

                                     A           B
                                 ----------  ----------
Specified Amount:                $  100,000  $  100,000
Insured's Age:                           45          45
Account Value on Date of Death:  $   48,000  $   34,000
Death Benefit Ratio                    2.15        2.15

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit Ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the Proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) or $73,100 (the Account Value of $34,000 multiplied by the Death Benefit Ratio of 2.15).


All or part of the Proceeds may be paid in cash or applied under an Income Plan. See "Other Matters -- Payment Options," page 20.


ACCELERATED DEATH BENEFIT

If the Insured becomes terminally ill, the Contract Owner may request an accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request, and (2) $250,000 for all policies issued by the Company which cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date. If the Insured is terminally ill as the result of an accident, the accelerated Death Benefit is available if the accident occurred after the Issue Date.

We will pay benefits due under the accelerated Death Benefit provision upon receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. The Company also reserves the right to require supporting documentation of the diagnosis and to require (at the Company's expense) an examination of the Insured by a physician of the Company's choice to confirm the diagnosis. The amount of the payment will be the amount requested by the Contract Owner, reduced by the sum of (1) a 12 month interest discount to reflect the early payment; (2) an administrative fee (not to exceed $250); and (3) a pro rata amount of any outstanding Contract loan and accrued loan interest. After the payment has been made, the Specified Amount, the Account Value and any outstanding Contract loan will be reduced on a prorata basis.

Only one request for an accelerated Death Benefit per Insured is allowed. The accelerated Death Benefit may not be available in all states.

ACCOUNT VALUE

The Account Value of a Contract will be computed on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the Monthly Deduction Amounts. There is no minimum guaranteed Account Value.


The Account Value of a particular Contract is related to the net asset value of the Funds to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Day by the then Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page 11.

16

TRANSFER OF ACCOUNT VALUE


While the Contract remains in force and subject to the Company's transfer rules then in effect, the Contract Owner may request that part or all of the Account Value of a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. The Company reserves the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum amount that can be transferred is shown on the Contract Data page (currently, there is no minimum).



Telephone transfer requests will be accepted by the Company if received at 1(800)526-4827 by 4:00 p.m., Eastern Time. Telephone transfer requests received at any other telephone number or after 4:00 p.m., Eastern Time will not be accepted by the Company. Telephone transfer requests received before 4:00 p.m., Eastern Time are effected at the next computed value. Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.


As a result of a transfer, the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of the Sub-Account from which the transfer is made on the Valuation Date the Company receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day the Company receives the transfer request.

DOLLAR COST AVERAGING

Transfers may be made automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits the Owner to transfer a specified amount every month (or some other frequency as may be determined by the Company) from the Money Market Sub-Account to any other Variable Sub-Account. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market.

AUTOMATIC PORTFOLIO REBALANCING

Transfers may be made automatically through Automatic Portfolio Rebalancing while the Contract is in force. By electing Automatic Portfolio Rebalancing, the Account Value in the Variable Sub-Accounts will be rebalanced to the desired allocation on a quarterly basis, determined from the first date that you decide to rebalance. Each quarter, Account Value will be transferred among Variable Sub-Accounts to achieve the desired allocation.

The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to receipt of the written request.

CONTRACT LOANS

While the Contract is in force, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are Preferred Loans (described below) and non-Preferred Loans. Both types of loans are secured by the Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary), less any due and unpaid Monthly Deduction Amounts, and less any Annual Maintenance Fee due on or before the next Contract Anniversary.

The loan amount will be transferred pro rata from each Variable Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will be credited with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates determined by the Company from time to time, but which will not

17
exceed the maximum rate indicated in the Contract (currently, 8% per year). The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, the Company will give written notice to the Contract Owner that unless the Company receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.


All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, the repayment will be allocated among the Variable Sub-Accounts in the same percentage as subsequent payments are allocated (unless the Contract Owner requests a different allocation), and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a Grace Period must be repaid before the Contract will be reinstated. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 17.


A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Benefit Proceeds and Cash Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT

While the Contract is in force, a Contract Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, the Contract Owner will receive the Cash Surrender Value determined as of the day the Company receives the Contract Owner's written request or the date requested by the Contract Owner, whichever is later. The Cash Surrender Value equals the Cash Value less the Annual Maintenance Fee and any Indebtedness. The Company will pay the Cash Surrender Value of the Contract within seven days of receipt by the Company of the written request or on the effective surrender date requested by the Contract Owner, whichever is later.


The Contract will terminate on the date of receipt of the written request, or the date the Contract Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page 23.



The Contract Owner may elect to apply the surrender proceeds to an Income Plan (see "Other Matters -- Payment Options," page 20).


PARTIAL WITHDRAWALS

While the Contract is in force, a Contract Owner may elect, by written request, to make partial withdrawals of at least $50 from the Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

    - the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

    - the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.


Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a Withdrawal Charge and any due and unpaid premium tax charges. See "Deductions and Charges -- Other Deductions -- Withdrawal Charge" and "Premium Tax Charge." For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 23.


MATURITY

The Contracts have no maturity date.

LAPSE AND REINSTATEMENT

The Contract will remain in force until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. The Company

18
will give written notice to the Contract Owner that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("Grace Period"), there is a danger of lapse.


The Contract will continue through the Grace Period, but if no payment is forthcoming, it will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the Proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page 15.


If the Contract lapses, the Contract Owner may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) required under the Contract. A request for reinstatement must be made within five years of the date the Contract entered a Grace Period. If a loan was outstanding at the time of lapse, the Company will require repayment of the loan before permitting reinstatement. In addition, the Company reserves the right to require evidence of insurability satisfactory to the Company. The reinstatement premium is equal to an amount sufficient to (1) cover all Monthly Deduction Amounts and Annual Maintenance Fee due and unpaid during the Grace Period, and
(2) keep the Contract in force for three months after the date of reinstatement. The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, Cost of Insurance, and Tax Expense Charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS

A Contract Owner has a limited right to return a Contract for cancellation. If the Contract is returned for cancellation by mail or personal delivery to the Company or to the agent who sold the Contract within 10 days after delivery of the Contract to the Contract Owner (a longer free-look period is provided in certain states), the Company will return to the Contract Owner within 7 days the sum of (1) the Account Value on the date the returned Contract is received by the Company or its agent; and (2) any deductions under the Contract or by the Funds for taxes, charges or fees. Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, it may be exchanged during the first 24 months after its issuance for a non-variable permanent life insurance contract offered by the Company on the life of the Insured. The Company reserves the right to make available a permanent life insurance contract offered by the Company's account or any affiliated company without evidence of insurability. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract. The Company reserves the right to make such a contract available that is offered by the Company's parent or by any affiliate of the Company.

CONFINEMENT WAIVER BENEFIT

Under the terms of an amendatory endorsement to the Contract, the Company will waive any Withdrawal Charges on Partial Withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital for a period of more than 90 consecutive days beginning 30 days or more after the Issue Date, or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS

The Company will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Commission has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.

19

LAST SURVIVOR CONTRACTS

The Contracts are offered on a single life and "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

1.  Last survivor Contracts are offered for prospective insured persons age
    18-85.


2. The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix A," page A-1.


3. To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

4. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

5. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


6. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Considerations," page 23."


7. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

8. The Confinement Waiver Benefit is available upon confinement of either insured.

                                  OTHER MATTERS

VOTING RIGHTS

In accordance with its view of presently applicable law, the Company will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Contract Owners (or the assignee of the Contract, as the case may be) having a voting interest in the Variable Account. The number of shares of a Fund Portfolio held in a Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Fund Portfolio. The Company will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares owned by the Company) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if the Company's present interpretation should change and, as a result, the Company determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners are entitled to give voting instructions to the Company with respect to Fund Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for that Fund. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Contract Benefits and Rights -- Contract Loans," page 16) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the prospectuses for the Funds which accompany this prospectus to determine matters on which Fund shareholders may vote.


The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.

In addition, the Company itself may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Funds if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Contract Owners.

STATEMENTS TO CONTRACT OWNERS

The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, the Company will send to each Contract Owner a statement showing the Coverage Amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The

20
statement will also show premium paid, and Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST

The Company may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for 2 years from its effective date. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.

MISSTATEMENT AS TO AGE AND SEX

If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

PAYMENT OPTIONS

The surrender proceeds or Death Benefit Proceeds under the Contracts may be paid in a lump sum or may be applied to one of the Company's Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, the Company may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or it may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the Proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from the Company's general account. They do not reflect the investment experience of the Variable Account. Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by the Company which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. The Company may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. The Company may also require proof that such person(s) are living before it makes each payment.

The following options are available under the Contracts (the Company may offer other payment options):

    INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS

    The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

    INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS

    The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

    The Company will make any other arrangements for income payments as may be agreed on.

BENEFICIARY

The applicant names the beneficiary in the application for the Contract. The Contract Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, the Proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.

ASSIGNMENT

Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.

DIVIDENDS

No dividends will be paid under the Contracts.

21

                EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY

The directors and executive officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

LOUIS G. LOWER, II, 50, Chief Executive Officer and Chairman of the Board
(1995)*
Also 1995 - Present Director of Allstate Indemnity Company; 1995 - Present Chairman of the Board and Chief Executive Officer of Glenbrook Life Insurance Company; 1995 - Present Chairman of the Board and Director of Laughlin Group Holdings, Inc.; 1995 - Present Chairman of the Board and Chief Executive Officer of Northbrook Life Insurance Company; 1995 - Present Director of Deerbrook Insurance Company; 1993 - Present Chairman of the Board, President and Director of The Northbrook Corporation; 1991 - Present Director of Allstate Life Financial Services, Inc.; 1991 - Present Chairman of the Board, President and Director of Glenbrook Life Insurance Company; 1990 - Present Director of Saison Life Insurance Co., LTD.; 1990 - Present Trustee of The Allstate Foundation; 1990 - Present Chairman of the Board and Director of Allstate Settlement Corporation; 1990 - Present Chairman of the Board, Chief Executive Officer and Director of Lincoln Benefit Life; 1990 - Present Chairman of the Board, Chief Executive Officer and Director of Surety Life Insurance Company; 1990 - Present President and Director of Allstate Life Insurance Company; 1990 - Present Director of Northbrook Life Insurance Company; 1990 - Present Chairman of the Board, President and Director of Allstate Life Insurance Company of New York; 1987 - Present Director of Allstate Insurance Company.

MICHAEL J. VELOTTA, 50, Vice President, Secretary, General Counsel, and Director
(1992)*
Also from 1995 - Present Secretary and Director of Laughlin Group Holdings, Inc.; 1994 - Present Secretary of Allstate Life Financial Services, Inc.; 1994 - Present Secretary of Allstate Settlement Corporation; 1993 - Present Director and Secretary of The Northbrook Corporation; 1993 - Present Director of Allstate Life Financial Services, Inc.; 1993 - Present Director of Allstate Settlement Corporation; 1993 - Present Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York; 1992 - Present Director of Allstate Life Insurance Company of New York; 1992 - Present Director and Vice President, Secretary and General Counsel of Allstate Life Insurance Company; 1992 - Present Director and Vice President, Secretary and General Counsel of Northbrook Life Insurance Company; 1992 - Present Director of Surety Life Insurance Company; 1992 - Present Director of Lincoln Benefit Life Company; 1992 - Present Director and Vice President, Secretary and General Counsel of Glenbrook Life Insurance Company.

PETER H. HECKMAN, 51, President, Chief Operating Officer and Director (1996)* Also from 1995 - Present Director of Laughlin Group Holdings, Inc.; 1996 - Present Director of The Northbrook Corporation; 1990 - Present Director of Glenbrook Life Insurance Company; 1989 - Present Vice President of Allstate Life Insurance Company of New York; 1995 - Present Director of Surety Life Insurance Company; 1990 - Present Director of Lincoln Benefit Life Company; 1988 - Present Vice President and Director of Allstate Life Insurance Company; 1996 - Present Director, President and Chief Operating Officer of Northbrook Life Insurance Company.

G. CRAIG WHITEHEAD, 50, Senior Vice President and Director (1995)*
Also 1995 - Present Director of Laughlin Group Holdings, Inc.; 1995 - Present Director of Glenbrook Life Insurance Company; 1991 - Present Assistant Vice President of Allstate Life Insurance Company; 1991 - Present Assistant Vice President of Glenbrook Life Insurance Company.

BARRY S. PAUL, 41, Assistant Vice President and Controller (1992)*
Also 1995 - Present Controller of Allstate Life Insurance Company; 1995 - Present Controller of Northbrook Life Insurance Company; 1995 - Present Controller of Allstate Settlement Corporation; 1991 - Present Assistant Vice President and Controller of Allstate Life Insurance Company of New York; 1991 - President Assistant Vice President and Controller of Glenbrook Life Insurance Company; 1988 - Present Assistant Vice President of Northbrook Life Insurance Company; and 1988 - Present Assistant Vice President of Allstate Life Insurance Company.

JAMES P. ZILS, 45, Treasurer (1995)*
Also 6/10/96 - Present Vice President and Treasurer of Allstate Investment Management Company; 1995 - Present Treasurer Laughlin Group Holdings, Inc.; 1995 -Present Treasurer of Allstate Life Insurance Company of New York; 1995 - Present Treasurer of Allstate Life Financial Services, Inc.; 1995 - Present Treasurer of Allstate Life Insurance Company; 1995 - Present Treasurer of Allstate Settlement Corporation; 1995 - Present Treasurer of Glenbrook Life Insurance Company; 1995 - Present Treasurer of Northbrook Life Insurance Company; 1995 - Present Treasurer of The Northbrook Corporation; 1995 - Present Vice President and Treasurer of AEI Group, Inc.; 1995 - Present Treasurer of Allstate International Inc.; 1995 - Present Vice President and Treasurer of Allstate

22
Motor Club, Inc.; 1995 - Present Vice President and Treasurer of Direct Marketing Center Inc.; 1995 - Present Vice President and Treasurer of Enterprises Services Corporation; 1995 - Present Treasurer of The Allstate Foundation; 1995 - Present Vice President and Treasurer of Forestview Mortgage Insurance Company; 1995 - Present Vice President and Treasurer of Allstate Indemnity Company; 1995 - Present Treasurer Allstate Insurance Company; 1995 - Present Vice President and Treasurer of Allstate Property and Casualty; 1995 - Present Treasurer of Deerbrook Insurance; 1995 - Present Vice President and Treasurer of First Assurance Company; 1993 - Present Vice President of Allstate Insurance Company; 1991 - 1993 Assistant Vice President of Allstate Insurance Company.

CASEY J. SYLLA, 53, Chief Investment Officer (1995)*
Also 6/10/96 - Present Chairman of the Board, President and Director of Allstate Investment Management Company; 4/5/96 - Present Executive Vice President and Chief Investment Officer of Allstate International Inc.; 1995 - Present Chief Investment Officer of AEI Group, Inc.; 1995 - Present Chief Investment Officer of Allstate County Mutual; 1995 - Present Director of Allstate Insurance Company; 1995 - Present Director of Allstate Indemnity Company; 1995 - Present Chief Investment Officer of Allstate International Inc.; 1995 - Present Chief Investment Officer of Allstate Motor Club, Inc.; 1995 - Present Director of Allstate Property and Casualty Insurance Company; 1995 - Present Chief Investment Officer of Allstate Texas Lloyd's, Inc.; 1995 - Present Director of Deerbrook Insurance Company; 1995 - Present Chief Investment Officer of Direct Marketing Center Inc.; 1995 - Present Chief Investment Officer of Enterprises Services Corporation; 1995 - Present Director of First Assurance Company; 1995 - Present Chief Investment Officer of Tech-Cor, Inc.; 1995 - Present Chief Investment Officer of The Allstate Foundation; 1995 - Present Chief Investment Officer of Allstate Life Insurance Company of New York; 1995 - Present Chief Investment Officer and Director of Allstate Life Insurance Company; 1995 - Present Chief Investment Officer of Northbrook Life Insurance Company; 1995 - Present Chief Investment Officer of Glenbrook Life Insurance Company; 1995 - Present Chief Investment Officer of Allstate Settlement Corporation; 1995 - Present Chief Investment Officer of The Northbrook Corporation; 1995 - Present Senior Vice President and Chief Investment Officer of Allstate Insurance Company; 1995 - Present Senior Vice President and Chief Investment Officer of Allstate Indemnity; 1995 - Present Senior Vice President and Chief Investment Officer of Allstate Property and Casualty; 1995 - Present Senior Vice President and Chief Investment Officer of Deerbrook; 1995 - Present Senior Vice President and Chief investment Officer of First Assurance; 1992 - 1995 Senior Vice President and Executive Officer Investments of Northwestern Mutual Life Insurance Company.

KEVIN R. SLAWIN, 39, Vice President and Director (1996)*
He is also currently a Director of Allstate Life Financial Services, Inc.; Vice President and Director of Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Allstate Settlement Corporation; Director of Laughlin Group Holdings, Inc. and Northbrook Life Insurance Company; Vice President of the Northbrook
Corporation and Assistant Treasurer of the Allstate Corporation and Forestview Mortgage Insurance Company. From 1995 to 1996 he served in various capacities within the Allstate Corporation. Prior to 1995, he was Assistant Treasurer and Director for Sears Roebuck and Company.

JOHN R. HUNTER, 41, Director (1996)*
He is also currently Assistant Vice President of Allstate Life Insurance Company, Allstate Life Insurance Company of New York; Director of Glenbrook Life Insurance Company; Assistant Vice President and Director of Northbrook Life Insurance Company. Prior to 1996 he served in various capacities with the Allstate Life Insurance Company.

* Date elected to current office.

                         DISTRIBUTION OF THE CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business. The Contracts will be sold by life insurance sales representatives who represent the Company and who are registered representatives of Allstate Life Financial Services, Inc. ("ALFS") or certain other registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable Federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

ALFS, the principal underwriter for the Contracts, was incorporated on March 25, 1988 under the laws of the State of Illinois. Its principal business offices are located 3100 Sanders Road, Northbrook, Illinois. ALFS' officers and employees are covered by a brokers' blanket bond in the amount of $5,000,000. The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 7.25% of initial and subsequent premiums. From time to time, the Company may pay or permit other promotional incentives, in cash or credit or other compensation.

23

                          SAFEKEEPING OF THE VARIABLE
                                ACCOUNT'S ASSETS

The assets of the Variable Account are held by the Company. The assets of the Variable Account are kept physically segregated and held separate and apart from the General Account of the Company. The Company maintains records of all purchases and redemptions of shares of the Funds.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or purchase of a life insurance contract depend upon the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from the Company and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAXATION OF CONTRACT BENEFITS

For Federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is excluded from the gross income of the beneficiary. Also, a life insurance contract owner is generally not taxed on increments in the contract value until the contract is partially or completely surrendered.
Section 7702 limits the amount of premiums that may be invested in a contract that is treated as life insurance. The Company intends to monitor the premium levels to assure compliance with the Section 7702 requirements. The Company reserves the right to amend the Contracts to comply with future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.

LAST SURVIVOR CONTRACTS: Although the Company believes that the last survivor Contracts are in compliance with Section 7702 of the Code, the manner in which
Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the
Section 7702 definition of a life insurance contract.

If you own and are the Insured under the Contract, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is other than your estate but you retained incidents of ownership in the Contract, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include, but are not limited to, the right to change beneficiaries, to assign the Contract or revoke an assignment, to pledge the Contract or to obtain a policy loan. If you own and are the Insured under the Contract and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance tax consequences may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of such individuals) two or more generations below that of the transferor may be subject to the federal generation skipping transfer tax.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but

24
fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in section 7702 of the
Code) does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange of a life insurance contract that is not a modified endowment contract will not cause the new contract to be a modified endowment contract if no additional premiums are paid. An exchange under section 1035 of the Code of a life insurance contract that is a modified endowment contract for a new life insurance contract will always cause the new contract to be a modified endowment contract. A contract that is classified as a modified endowment contract is generally eligible for beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. If a person receives any amount as a policy loan from a modified endowment contract, or assigns or pledges any part of the value of the contract, such amount is treated as a distribution. A distribution from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Any amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions: (1) distributions made on or after the date on which the taxpayer attains age 59 1/2; (2) distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same Contract Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

DIVERSIFICATION REQUIREMENTS

For a Contract to be treated as a variable life insurance contract for federal tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as a variable life insurance contract for federal income tax purposes and the Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Portfolios or their investments, the Company expects the Portfolios to meet the diversification requirements.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

The Company also acts as the sponsor for three other of its separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly-owned subsidiary.

                               LEGAL PROCEEDINGS

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on the financial condition of the Company or the Variable Account.

                                 LEGAL MATTERS

Sutherland, Asbill & Brennan., of Washington, D.C., has provided advice on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

                             REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is

25
made for further information concerning the Variable Account, the Funds, the Company, and the Contracts.

                                    EXPERTS

The financial statements of the Company as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995 and the related financial statement schedule included in this Prospectus have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, IL 60601-6779, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The hypothetical Contract illustrations included in this Prospectus have been approved by Diana Montigney, FSA, and are included in reliance upon her opinion as to their reasonableness.

                             FINANCIAL INFORMATION

Financial statements for the Variable Account are not included herein because, as of the date of this Prospectus, sales of the Contracts had not commenced and the Variable Account therefore had no assets. The financial statements for the Company appearing immediately below should be considered as bearing only on the ability of the Company to fulfill its obligations under the Contracts. They do not relate to the investment performance of the Variable Account.

                          INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company as of December 31, 1995 and 1994, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1995. Our audits also included
Schedule IV -- Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV -- Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the financial statements, in 1993 the Company changed its method of accounting for investments in fixed income securities.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois

March 1, 1996

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                      DECEMBER 31,
                                                                                                ------------------------
                                                                                                    1995         1994
                                                                                                ------------  ----------
                                                                                                    ($ IN THOUSANDS)
Assets
  Investments
    Fixed income securities
      Available for sale, at fair value (amortized cost $44,112 and $51,527)..................  $     48,815  $   49,807
    Short-term................................................................................         2,102         924
                                                                                                ------------  ----------
        Total investments.....................................................................        50,917      50,731
  Reinsurance recoverable from Allstate Life Insurance Company................................     1,340,925     696,854
  Cash........................................................................................           264
  Deferred income taxes.......................................................................                       542
  Other assets................................................................................         2,021       2,118
  Separate Accounts...........................................................................        15,578
                                                                                                ------------  ----------
        Total assets..........................................................................  $  1,409,705  $  750,245
                                                                                                ------------  ----------
                                                                                                ------------  ----------
Liabilities
  Contractholder funds........................................................................  $  1,340,925  $  696,854
  Income taxes payable........................................................................         1,637         605
  Deferred income taxes.......................................................................         1,828
  Net payable to Allstate Life Insurance Company..............................................           255         128
  Separate Accounts...........................................................................         5,048
                                                                                                ------------  ----------
        Total liabilities.....................................................................     1,349,693     697,587
                                                                                                ------------  ----------
Shareholder's equity
  Common stock ($500 par value, 4,200 shares authorized, issued, and outstanding).............         2,100       2,100
  Additional capital paid-in..................................................................        49,641      49,641
  Unrealized net capital gains (losses).......................................................         3,357      (1,118)
  Retained income.............................................................................         4,914       2,035
                                                                                                ------------  ----------
        Total shareholder's equity............................................................        60,012      52,658
                                                                                                ------------  ----------
        Total liabilities and shareholder's equity............................................  $  1,409,705  $  750,245
                                                                                                ------------  ----------
                                                                                                ------------  ----------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                            -------------------------------
                                                                                              1995       1994       1993
                                                                                            ---------  ---------  ---------
                                                                                                   ($ IN THOUSANDS)
Revenues
  Net investment income...................................................................  $   3,996  $   2,017  $     753
  Realized capital gains (losses).........................................................        459                    83
                                                                                            ---------  ---------  ---------
Income before income taxes................................................................      4,455      2,017        836
Income tax expense........................................................................      1,576        723        307
                                                                                            ---------  ---------  ---------
Net income................................................................................  $   2,879  $   1,294  $     529
                                                                                            ---------  ---------  ---------
                                                                                            ---------  ---------  ---------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         UNREALIZED
                                                                           ADDITIONAL    NET CAPITAL
                                                                COMMON       CAPITAL        GAINS       RETAINED
                                                                 STOCK       PAID-IN      (LOSSES)       INCOME       TOTAL
                                                              -----------  -----------  -------------  -----------  ---------
                                                                                     ($ IN THOUSANDS)
Balance, December 31, 1992..................................   $   2,100    $   9,641     $     (10)    $     212   $  11,943
  Net income................................................                                                  529         529
  Change in unrealized net capital gains and losses.........                                    703                       703
                                                              -----------  -----------  -------------  -----------  ---------
Balance, December 31, 1993..................................       2,100        9,641           693           741      13,175
  Net income................................................                                                1,294       1,294
  Capital contribution......................................                   40,000                                  40,000
  Change in unrealized net capital gains and losses.........                                 (1,811)                   (1,811)
                                                              -----------  -----------  -------------  -----------  ---------
Balance, December 31, 1994..................................       2,100       49,641        (1,118)        2,035      52,658
  Net income................................................                                                2,879       2,879
  Change in unrealized net capital gains and losses.........                                  4,475                     4,475
                                                              -----------  -----------  -------------  -----------  ---------
Balance, December 31, 1995..................................   $   2,100    $  49,641     $   3,357     $   4,914   $  60,012
                                                              -----------  -----------  -------------  -----------  ---------
                                                              -----------  -----------  -------------  -----------  ---------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
                                                                                         1995       1994       1993
                                                                                       ---------  ---------  ---------
                                                                                              ($ IN THOUSANDS)
Cash flows from operating activities
  Net income.........................................................................  $   2,879  $   1,294  $     529
  Adjustments to reconcile net income to net cash from operating activities
    Deferred income taxes............................................................        (39)
    Realized capital gains...........................................................       (459)                  (83)
    Changes in other operating assets and liabilities................................      1,217       (180)       656
                                                                                       ---------  ---------  ---------
      Net cash from operating activities.............................................      3,598      1,114      1,102
                                                                                       ---------  ---------  ---------
Cash flows from investing activities
  Fixed income securities available for sale
    Proceeds from sales..............................................................      7,836                 3,015
    Investment collections...........................................................      1,568        649        969
    Investment purchases.............................................................     (1,491)   (42,729)    (3,737)
  Participation in Separate Account..................................................    (10,069)
  Change in short-term investments, net..............................................     (1,178)       667     (1,102)
                                                                                       ---------  ---------  ---------
      Net cash from investing activities.............................................     (3,334)   (41,413)      (855)
                                                                                       ---------  ---------  ---------
Cash flows from financing activities
  Capital contribution...............................................................                40,000
                                                                                       ---------  ---------  ---------
      Net cash from financing activities.............................................                40,000
                                                                                       ---------  ---------  ---------
Net increase (decrease) in cash......................................................        264       (299)       247
Cash at beginning of year............................................................                   299         52
                                                                                       ---------  ---------  ---------
Cash at end of year..................................................................  $     264         --  $     299
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Glenbrook Life and Annuity Company (the "Company") is wholly owned by Allstate Life Insurance Company ("Allstate Life"), which is wholly owned by Allstate Insurance Company ("Allstate"), a wholly-owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution").

The Company develops and markets flexible premium deferred variable annuity contracts and single and flexible premium deferred annuities to individuals through banks and financial institutions in the United States.

Annuity contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. These contracts are reinsured with Allstate Life (Note 4) which selects assets to meet the anticipated cash flow requirements of the assumed liabilities. Allstate Life utilizes various modeling techniques in managing the relationship between assets and liabilities and employs strategies to maintain investments which are sufficiently liquid to meet obligations to contractholders in various interest rate scenarios.

The Company monitors economic and regulatory developments which have the potential to impact its business. Currently there is proposed legislation which would permit banks greater participation in securities businesses, which could eventually present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the federal government may enact changes which could possibly eliminate the tax-advantaged nature of annuities or eliminate consumers' need for tax deferral, thereby reducing the incentive for customers to purchase the Company's products. While it is not possible to predict the outcome of such issues with certainty, management evaluates the likelihood of various outcomes and develops strategies, as appropriate, to respond to such challenges.

Certain reclassifications have been made to the prior year financial statements to conform to the presentation for the current year.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


LIFE INSURANCE ACCOUNTING


The Company sells long-duration contracts that do not involve significant risk of policyholder mortality or morbidity (principally single and flexible premium annuities) which are considered investment contracts.


CONTRACTHOLDER FUNDS


Contractholder funds arise from the issuance of individual and group annuities that include an investment component. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest accrued to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Credited interest rates on contractholder funds ranged from 3.0% to 7.4% for those contracts with fixed interest rates and from 4.25% to 7.9% for those with flexible rates during 1995.

SEPARATE ACCOUNTS

During 1995, the Company issued flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts (Glenbrook Life and Annuity Company Variable Annuity Account and Glenbrook Life and Annuity Company Separate Account
A), unit investment trusts registered with the Securities and Exchange Commission. Assets of the Separate Accounts are invested in funds of management investment companies. For certain variable annuity contracts, the Company has entered into an exclusive distribution arrangement with distributors.

The assets of the Separate Accounts are carried at fair value. Unrealized gains and losses on the Company's participation in the Separate Account, net of deferred income taxes, is shown as a component of shareholder's equity. The Company's participation in the Separate Account, amounting to $10,530 at December 31, 1995, is subject to certain withdrawal restrictions which are dependent upon aggregate fund net asset values. In addition, limitations exist with regard to the maximum amount which can be withdrawn by the Company within any 30-day period.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Investment income and realized gains and losses of the Separate Accounts, other than the portion related to the Company's participation, accrue directly to the contractholders and, therefore, are not included in the accompanying statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges, which are entirely ceded to Allstate Life.

REINSURANCE

Beginning June 5, 1992, the Company reinsures all new business to Allstate Life (Note 4). Life insurance in force prior to that date is ceded to non-affiliated reinsurers.

Contract charges and credited interest are ceded and reflected net of such cessions in the statements of operations. Reinsurance recoverable and contractholder funds are reported separately in the statements of financial position.

INVESTMENTS

Fixed income securities include bonds and mortgage-backed securities. Fixed income securities are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a separate component of shareholder's equity. Provisions are made to write down the carrying value of fixed income securities for declines in value that are other than temporary. Such writedowns are included in realized capital gains and losses.

Short-term investments are carried at cost which approximates fair value.

Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.


INCOME TAXES


The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax rates. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.


USE OF ESTIMATES


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  ACCOUNTING CHANGE

Effective December 31, 1993, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." SFAS No. 115 requires that investments classified as available for sale be carried at fair value. Previously, fixed income securities classified as available for sale were carried at the lower of amortized cost or fair value, determined in the aggregate. Unrealized holding gains and losses are reflected as a separate component of shareholder's equity, net of deferred income taxes. The net effect of adoption of this statement increased shareholder's equity at December 31, 1993 by $693, with no impact on net income.

4.  RELATED PARTY TRANSACTIONS

REINSURANCE

Contract charges ceded to Allstate Life under reinsurance agreements were $1,523 and $409 in 1995 and 1994, respectively. Credited interest and expenses ceded to Allstate Life amounted to $71,905 and $26,177 in 1995 and 1994, respectively. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets were transferred to Allstate Life under the terms of reinsurance treaties. Reinsurance ceded arrangements do not discharge the Company as the primary insurer.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

4.  RELATED PARTY TRANSACTIONS (CONTINUED)

BUSINESS OPERATIONS


The Company utilizes services and business facilities owned or leased, and operated by Allstate in conducting its business activities. The Company reimburses Allstate for the operating expenses incurred by Allstate on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $348, $271 and $59 in 1995, 1994 and 1993, respectively. Investment-related expenses are retained by the Company. All other costs are assumed by Allstate Life under reinsurance treaties.

LAUGHLIN GROUP

Laughlin Group, Inc. ("Laughlin"), a wholly-owned subsidiary of Laughlin Group Holdings Inc., a wholly-owned subsidiary of Allstate Life which was acquired in September 1995, is a third-party marketer which distributes the products of insurance carriers including the Company. Laughlin markets the Company's flexible premium deferred variable annuity contracts and flexible premium deferred annuities. Sales commissions paid to Laughlin subsequent to the acquisition date of $3,439 were ceded to Allstate Life.

5.  INCOME TAXES

Allstate Life and its life insurance subsidiaries, including the Company, will file a consolidated federal income tax return. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective subsidiaries, whether or not such benefits generated by the subsidiaries would be available on a separate return basis. The Corporation and its domestic subsidiaries including the Company (the "Allstate Group"), will be eligible to file a consolidated tax return beginning in the year 2000.

Prior to the Distribution, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). As a member of the Sears Tax Group, the Corporation was jointly and severally liable for the consolidated income tax liability of the Sears Tax Group. Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Allstate Group in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses or similar items which might not be immediately recognizable in a separate return, were allocated according to the Tax Sharing Agreement and reflected in the Company's provision to the extent that such items reduced the Sears Tax Group's federal tax liability.

The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability and taxes payable to or recoverable from the Sears Group.

The components of the deferred income tax assets and liabilities at December 31, 1995 and 1994 are as follows:

                                                                                                          1995       1994
                                                                                                        ---------  ---------
Unrealized net capital losses on fixed income securities..............................................         --  $     602
Other.................................................................................................                     4
                                                                                                        ---------  ---------
  Total deferred assets...............................................................................         --        606
                                                                                                        ---------  ---------
                                                                                                        ---------  ---------
Unrealized net capital gains on fixed income securities...............................................  $  (1,807)
Difference in tax bases of investments................................................................        (21)
Other.................................................................................................                   (64)
                                                                                                        ---------  ---------
  Total deferred liabilities..........................................................................     (1,828)       (64)
                                                                                                        ---------  ---------
  Net deferred (liability) asset......................................................................  $  (1,828) $     542
                                                                                                        ---------  ---------
                                                                                                        ---------  ---------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

5.  INCOME TAXES (CONTINUED)
The components of income tax expense are as follows:

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                            -------------------------------
                                                                                              1995       1994       1993
                                                                                            ---------  ---------  ---------
Current...................................................................................  $   1,615  $     652  $     290
Deferred..................................................................................        (39)        71         17
                                                                                            ---------  ---------  ---------
  Income tax expense......................................................................  $   1,576  $     723  $     307
                                                                                            ---------  ---------  ---------
                                                                                            ---------  ---------  ---------

The Company paid income taxes of $874, $57 and $290 in 1995, 1994 and 1993, respectively, under the Tax Sharing Agreement. The Company had income taxes payable to Allstate Life of $1,637 and $605 at December 31, 1995 and 1994, respectively.

6.  INVESTMENTS


FAIR VALUES


The amortized cost, fair value and gross unrealized gains and losses for fixed income securities are as follows:

                                                                                              GROSS UNREALIZED
                                                                                AMORTIZED   --------------------
                                                                                  COST        GAINS     LOSSES    FAIR VALUE
                                                                               -----------  ---------  ---------  -----------
AT DECEMBER 31, 1995
U.S. government and agencies.................................................   $  24,722   $   3,470         --   $  28,192
Corporate....................................................................       1,304         120                  1,424
Mortgage-backed securities...................................................      18,086       1,113                 19,199
                                                                               -----------  ---------  ---------  -----------
  Totals.....................................................................   $  44,112   $   4,703         --   $  48,815
                                                                               -----------  ---------  ---------  -----------
                                                                               -----------  ---------  ---------  -----------
AT DECEMBER 31, 1994
U.S. government and agencies.................................................   $  31,005   $      30  $   1,126   $  29,909
Mortgage-backed securities...................................................      20,522                    624      19,898
                                                                               -----------  ---------  ---------  -----------
  Total......................................................................   $  51,527   $      30  $   1,750   $  49,807
                                                                               -----------  ---------  ---------  -----------
                                                                               -----------  ---------  ---------  -----------


SCHEDULED MATURITIES


The scheduled maturities of fixed income securities available for sale at December 31, 1995 are as follows:

                                                                                                    AMORTIZED     FAIR
                                                                                                      COST        VALUE
                                                                                                   -----------  ---------
Due in one year or less..........................................................................   $     398   $     403
Due after one year through five years............................................................
Due after five years through ten years...........................................................      15,883      17,681
Due after ten years..............................................................................       9,745      11,532
                                                                                                   -----------  ---------
                                                                                                       26,026      29,616
Mortgage-backed securities.......................................................................      18,086      19,199
                                                                                                   -----------  ---------
  Total..........................................................................................   $  44,112   $  48,815
                                                                                                   -----------  ---------
                                                                                                   -----------  ---------

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

6.  INVESTMENTS (CONTINUED)

UNREALIZED NET CAPITAL GAINS AND LOSSES


Unrealized net capital gains and losses on fixed income securities and the Company's participation in the Separate Account included in shareholder's equity at December 31, 1995 are as follows:

                                                                                                               UNREALIZED
                                                                                        AMORTIZED     FAIR     NET GAINS/
                                                                                          COST        VALUE     (LOSSES)
                                                                                       -----------  ---------  -----------
Fixed income securities..............................................................   $  44,112   $  48,815   $   4,703
Participation in Separate Account....................................................      10,069      10,530         461
Deferred income taxes................................................................                              (1,807)
                                                                                                               -----------
  Total..............................................................................                           $   3,357
                                                                                                               -----------
                                                                                                               -----------

The change in unrealized net capital gains and losses for fixed income securities and the Company's participation in the Separate Account is as follows:

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                           -------------------------------
                                                                                             1995       1994       1993
                                                                                           ---------  ---------  ---------
Fixed income securities..................................................................  $   6,423  $  (2,786) $   1,076
Participation in Separate Account in 1995................................................        461
Deferred income taxes....................................................................     (2,409)       975       (373)
                                                                                           ---------  ---------  ---------
Change in unrealized net capital gains and losses........................................  $   4,475  $  (1,811) $     703
                                                                                           ---------  ---------  ---------
                                                                                           ---------  ---------  ---------


COMPONENTS OF NET INVESTMENT INCOME


Investment income by investment type is as follows:

                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                               -------------------------------
                                                                                                 1995       1994       1993
                                                                                               ---------  ---------  ---------
Investment income:
  Fixed income securities....................................................................  $   3,850  $   1,984  $     729
  Short-term.................................................................................        113         48         35
  Participation in Separate Account in 1995..................................................         69
                                                                                               ---------  ---------  ---------
Investment income, before expense............................................................      4,032      2,032        764
Investment expense...........................................................................         36         15         11
                                                                                               ---------  ---------  ---------
Net investment income........................................................................  $   3,996  $   2,017  $     753
                                                                                               ---------  ---------  ---------
                                                                                               ---------  ---------  ---------


REALIZED CAPITAL GAINS AND LOSSES


Realized capital gains on investments are as follows:

                                                                                                         YEAR ENDED
                                                                                                        DECEMBER 31,
                                                                                                      ----------------
                                                                                                      1995  1994  1993
                                                                                                      ----  ----  ----
Fixed income securities.............................................................................  $459  $ --  $83
Income tax..........................................................................................   161         29
                                                                                                      ----  ----  ----
Net realized gains..................................................................................  $298  $ --  $54
                                                                                                      ----  ----  ----
                                                                                                      ----  ----  ----


PROCEEDS FROM SALES OF FIXED INCOME SECURITIES


The proceeds from sales of investments in fixed income securities, excluding calls, were $7,836 and $3,015, with related gross realized gains of $459 and $22 for 1995 and 1993, respectively. There were no such amounts realized in 1994.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

6.  INVESTMENTS (CONTINUED)

SECURITIES ON DEPOSIT


At December 31, 1995, fixed income securities with a carrying value of $10,085 were on deposit with regulatory authorities as required by law.

7.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value of all financial assets other than fixed income securities and all liabilities other than contractholder funds approximates their carrying value as they are short-term in nature.

Fair values for fixed income securities are based on quoted market prices. The December 31, 1995 and 1994 fair values and carrying values of fixed income securities are discussed in Note 6.

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the fund balance less surrender charge. The fair value of immediate annuities with fixed terms are estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and duration. Contractholder funds on investment contracts had a carrying value of $1,340,925 at December 31, 1995 and a fair value of $1,282,248. The carrying value and fair value at December 31, 1994 were $696,854 and $670,930, respectively.

8.  STATUTORY FINANCIAL INFORMATION

The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                                                    NET INCOME
                                                                                                    YEAR ENDED
                                                                                                   DECEMBER 31,
                                                                                          -------------------------------
                                                                                            1995       1994       1993
                                                                                          ---------  ---------  ---------
Balance per generally accepted accounting principles....................................  $   2,879  $   1,294  $     529
  Income taxes..........................................................................       (164)        29          8
  Interest maintenance reserve..........................................................                   (53)        27
  Non-admitted assets and statutory reserves............................................        (46)        15        (47)
                                                                                          ---------  ---------  ---------
Balance per statutory accounting practices..............................................  $   2,669  $   1,285  $     517
                                                                                          ---------  ---------  ---------
                                                                                          ---------  ---------  ---------

                                                                                   SHAREHOLDER'S
                                                                                       EQUITY
                                                                                    DECEMBER 31,
                                                                                  ----------------
                                                                                   1995     1994
                                                                                  -------  -------
Balance per generally accepted accounting principles............................  $60,012  $52,658
  Income taxes..................................................................      698     (575)
  Unrealized net capital gains (losses).........................................   (4,703)   1,719
  Non-admitted assets and statutory reserves....................................   (1,702)  (1,635)
                                                                                  -------  -------
Balance per statutory accounting practices......................................  $54,305  $52,167
                                                                                  -------  -------
                                                                                  -------  -------


PERMITTED STATUTORY ACCOUNTING PRACTICES


The Company prepares their statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the insurance department of the State of Illinois. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)

8.  STATUTORY FINANCIAL INFORMATION (CONTINUED)
DIVIDENDS

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1996 without prior approval of both the Illinois and California Departments of Insurance is $5,220.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1995
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $   6,571  $   6,571  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------


                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1994
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $     409  $     409  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1993
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life...............................................................................          6          6         --
  Contract charges...................................................................         70         70         --
                                                                                       ---------  ---------  ---------
                                                                                       $      76  $      76  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                              FINANCIAL STATEMENTS
                      FOR THE QUARTER ENDED JUNE 30, 1996

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                        JUNE 30,    DECEMBER 31,
                                                                                          1996          1995
                                                                                      ------------  -------------
                                                                                      (UNAUDITED)

                                                                                           ($ IN THOUSANDS)
Assets
  Investments
    Fixed income securities available for sale, at fair value (amortized cost
     $45,730 and $44,112)...........................................................  $     47,344   $    48,815
    Short-term......................................................................         2,070         2,102
                                                                                      ------------  -------------
      Total investments.............................................................        49,414        50,917
  Reinsurance recoverable from Allstate Life Insurance Company......................     1,713,632     1,340,925
  Cash..............................................................................         2,804           264
  Other assets......................................................................         2,339         2,021
  Separate Accounts.................................................................        99,079        15,578
                                                                                      ------------  -------------
      Total assets..................................................................  $  1,867,268   $ 1,409,705
                                                                                      ------------  -------------
                                                                                      ------------  -------------
Liabilities
  Contractholder funds..............................................................  $  1,713,632   $ 1,340,925
  Income taxes payable..............................................................         2,520         1,637
  Deferred income taxes.............................................................           942         1,828
  Net payable to Allstate Life Insurance Company....................................         2,721           255
  Separate Accounts.................................................................        87,902         5,048
                                                                                      ------------  -------------
      Total liabilities.............................................................     1,807,717     1,349,693
                                                                                      ------------  -------------
Shareholder's equity
  Common stock, $500 par value, 4,200 shares authorized, issued and outstanding.....         2,100         2,100
  Additional capital paid-in........................................................        49,641        49,641
  Unrealized net capital gains......................................................         1,697         3,357
  Retained income...................................................................         6,113         4,914
                                                                                      ------------  -------------
      Total shareholder's equity....................................................        59,551        60,012
                                                                                      ------------  -------------
      Total liabilities and shareholder's equity....................................  $  1,867,268   $ 1,409,705
                                                                                      ------------  -------------
                                                                                      ------------  -------------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS

                                                                                THREE MONTHS ENDED
                                                                                                       SIX MONTHS ENDED
                                                                                     JUNE 30,              JUNE 30,
                                                                               --------------------  --------------------
                                                                                 1996       1995       1996       1995
                                                                               ---------  ---------  ---------  ---------
                                                                                   (UNAUDITED)           (UNAUDITED)
Revenues
  Net investment income......................................................  $     941  $   1,022  $   1,864  $   2,018
                                                                               ---------  ---------  ---------  ---------
Income before income taxes...................................................        941      1,022      1,864      2,018
Income tax expense...........................................................        336        363        665        717
                                                                               ---------  ---------  ---------  ---------
Net income...................................................................  $     605  $     659  $   1,199  $   1,301
                                                                               ---------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------  ---------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                               SIX MONTHS ENDED
                                                                                                   JUNE 30,
                                                                                            ----------------------
                                                                                               1996        1995
                                                                                            -----------  ---------
                                                                                                 (UNAUDITED)

                                                                                               ($ IN THOUSANDS)
Cash flows from operating activities
  Net income..............................................................................   $   1,199   $   1,301
  Adjustments to reconcile net income to net cash from operating activities
    Deferred income taxes.................................................................           7          25
    Changes in other operating assets and liabilities.....................................       3,012         478
                                                                                            -----------  ---------
      Net cash from operating activities..................................................       4,218       1,804
                                                                                            -----------  ---------
Cash flows from investing activities
  Fixed income securities
    Investment collections................................................................       1,389         685
    Investment purchases..................................................................      (2,989)     (1,491)
  Change in short-term investments, net...................................................          32        (998)
  Participation in Separate Account.......................................................        (110)
                                                                                            -----------  ---------
      Net cash from investing activities..................................................      (1,678)     (1,804)
                                                                                            -----------  ---------
Net increase in cash......................................................................       2,540           0
Cash at beginning of period...............................................................         264           0
                                                                                            -----------  ---------
Cash at end of period.....................................................................   $   2,804   $       0
                                                                                            -----------  ---------
                                                                                            -----------  ---------

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

1.  BASIS OF PRESENTATION

Glenbrook Life and Annuity Company (the "Company") is wholly owned by Allstate Life Insurance Company ("Allstate Life"), which is wholly owned by Allstate Insurance Company, a wholly-owned subsidiary of The Allstate Corporation.

The statements of financial position as of June 30, 1996, the statements of operations for the three-month and six-month periods ended June 30, 1996 and 1995, and the statements of cash flows for the six-month periods then ended are unaudited. These interim financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. The financial statements should be read in conjunction with the financial statements and notes thereto included in the Glenbrook Life and Annuity Company Annual Report on Form 10K for 1995. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

To conform with the 1996 presentation, certain items in the prior year's financial statements have been reclassified.

2.  REINSURANCE

The Company reinsures substantially all business with Allstate Life. Contract charges ceded to Allstate Life under reinsurance agreements were $1,480 and $806 for the six-month periods ended June 30, 1996 and 1995, respectively. Credited interest and expenses ceded to Allstate Life amounted to $52,768 and $29,890 for the six-month periods ended June 30, 1996 and 1995, respectively. Investment income earned on the assets which support contractholder funds was excluded from the Company's financial statements as those assets were transferred to Allstate Life under the terms of reinsurance treaties. Reinsurance ceded arrangements do not discharge the Company as the primary insurer.

                                   APPENDIX A

            ILLUSTRATIONS OF ACCOUNT VALUES, CASH SURRENDER VALUES,
                    DEATH BENEFITS, AND ACCUMULATED PREMIUMS

The tables in Appendix A illustrate the way the Contracts operate. They show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%. The tables are based on an initial premium of $10,000 and also show the initial Death Benefit based on that premium. The insureds are assumed to be in the standard underwriting class. Values are first given based on current Contract charges and then based on guaranteed Contract charges. (See "Deductions and Charges.") These tables may assist in the comparison of Death Benefits, Account Values and Cash Surrender Values for the Contracts with those under other variable life insurance contracts that may be issued by other companies.

Death Benefits, Account Values and Cash Surrender Values for a Contract would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period, if the initial premium were paid in another amount, or additional payments were made. They would also be different depending on the allocation of Account Value among the Variable Account's Variable Sub-Accounts, or if the actual gross rate of return for all Variable Sub-Accounts averaged 0%, 6% or 12%, but varied above or below that average for individual Variable Sub-Accounts. They would also differ if any Contract loan or partial withdrawal were made during the period of time illustrated, or if the insured were in another risk class.

The Death Benefits, Account Values and Cash Surrender Values shown in the tables reflect the fact that: a Monthly Deduction Amount (consisting of a cost of insurance charge, tax expense charge, and an administrative expense charge) is deducted from Account Value each Monthly Activity Date and that an Annual Maintenance Fee of $35 is deducted on each Contract Anniversary from all Variable Sub-Accounts to which Account Value is allocated. The values in the tables also reflect a deduction from the Variable Account of a daily charge equal to an annual rate of 0.90% for the mortality and expense risk charge. The Cash Surrender Value shown in the tables reflect the fact that a Withdrawal Charge is imposed on withdrawals in excess of the Free Withdrawal Amount. (See "Deductions and Charges.") The amounts shown in the table are based on an average of the investment advisory fees and operating expenses incurred by the Portfolios, at an annual rate of .65% of the average daily net assets of the Portfolios. (See "Charges and Expenses.")

Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of: (-.65%, 5.35%, and 11.35%,) respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Account Values, Cash Surrender Values, and Death Benefits illustrated.

The second column of each table shows the amount that would accumulate if the initial premium of $10,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

Glenbrook Life will furnish upon request a personalized illustration reflecting the proposed insured's age, sex, and underwriting classification. Where applicable, Glenbrook Life will also furnish upon request an illustration for a Contract that is not affected by the sex of the insured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.35% NET)

                                        CURRENT CHARGES*                 GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,858      10,008      39,998     10,781       9,931      39,998
          2          11,025        11,792      10,963      39,998     11,630      10,801      39,998
          3          11,576        12,809      12,002      39,998     12,553      11,746      39,998
          4          12,155        13,918      13,174      39,998     13,558      12,815      39,998
          5          12,763        15,125      14,488      39,998     14,654      14,016      39,998
          6          13,401        16,440      15,909      39,998     15,848      15,317      39,998
          7          14,071        17,873      17,448      39,998     17,152      16,727      39,998
          8          14,775        19,433      19,115      39,998     18,575      18,256      39,998
          9          15,513        21,133      20,921      39,998     20,131      19,919      39,998
         10          16,289        22,985      22,985      39,998     21,835      21,835      39,998
         11          17,103        25,127      25,127      39,998     23,801      23,801      39,998
         12          17,959        27,472      27,472      40,110     25,972      25,972      39,998
         13          18,856        30,040      30,040      42,657     28,376      28,376      40,294
         14          19,799        32,855      32,855      45,339     31,030      31,030      42,822
         15          20,789        35,941      35,941      48,161     33,944      33,944      45,484
         16          21,829        39,329      39,329      51,128     37,141      37,141      48,283
         17          22,920        43,035      43,035      55,085     40,639      40,639      52,018
         18          24,066        47,090      47,090      59,333     44,466      44,466      56,027
         19          25,270        51,526      51,526      63,892     48,653      48,653      60,329
         20          26,533        56,381      56,381      68,784     53,235      53,235      64,947
         25          33,864        88,452      88,452     102,604     83,405      83,405      96,750
         35          55,160       220,110     220,110     231,116    207,287     207,287     217,651

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.35% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,271        9,421      39,998      10,194        9,344      39,998
          2          11,025         10,550        9,721      39,998      10,384        9,555      39,998
          3          11,576         10,837       10,030      39,998      10,569        9,762      39,998
          4          12,155         11,133       10,390      39,998      10,750       10,006      39,998
          5          12,763         11,439       10,801      39,998      10,923       10,286      39,998
          6          13,401         11,754       11,222      39,998      11,089       10,557      39,998
          7          14,071         12,078       11,653      39,998      11,243       10,818      39,998
          8          14,775         12,412       12,093      39,998      11,383       11,064      39,998
          9          15,513         12,756       12,544      39,998      11,507       11,294      39,998
         10          16,289         13,111       13,111      39,998      11,610       11,610      39,998
         11          17,103         13,545       13,545      39,998      11,739       11,739      39,998
         12          17,959         13,994       13,994      39,998      11,846       11,846      39,998
         13          18,856         14,459       14,459      39,998      11,927       11,927      39,998
         14          19,799         14,941       14,941      39,998      11,980       11,980      39,998
         15          20,789         15,440       15,440      39,998      12,000       12,000      39,998
         16          21,829         15,957       15,957      39,998      11,982       11,982      39,998
         17          22,920         16,492       16,492      39,998      11,917       11,917      39,998
         18          24,066         17,047       17,047      39,998      11,798       11,798      39,998
         19          25,270         17,621       17,621      39,998      11,613       11,613      39,998
         20          26,533         18,216       18,216      39,998      11,353       11,353      39,998
         25          33,864         21,524       21,524      39,998       8,450        8,450      39,998
         35          55,160         30,168       30,168      39,998           0            0      39,998

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAYBE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.65% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,684        8,834      39,998       9,606        8,756      39,998
          2          11,025          9,376        8,548      39,998       9,207        8,378      39,998
          3          11,576          9,078        8,270      39,998       8,802        7,995      39,998
          4          12,155          8,787        8,044      39,998       8,390        7,647      39,998
          5          12,763          8,505        7,868      39,998       7,970        7,332      39,998
          6          13,401          8,231        7,700      39,998       7,538        7,007      39,998
          7          14,071          7,964        7,539      39,998       7,093        6,668      39,998
          8          14,775          7,705        7,387      39,998       6,631        6,312      39,998
          9          15,513          7,454        7,241      39,998       6,148        5,936      39,998
         10          16,289          7,209        7,209      39,998       5,642        5,642      39,998
         11          17,103          7,007        7,007      39,998       5,131        5,131      39,998
         12          17,959          6,809        6,809      39,998       4,588        4,588      39,998
         13          18,856          6,615        6,615      39,998       4,011        4,011      39,998
         14          19,799          6,427        6,427      39,998       3,395        3,395      39,998
         15          20,789          6,242        6,242      39,998       2,736        2,736      39,998
         16          21,829          6,062        6,062      39,998       2,027        2,027      39,998
         17          22,920          5,886        5,886      39,998       1,259        1,259      39,998
         18          24,066          5,714        5,714      39,998         422          422      39,998
         19          25,270          5,546        5,546      39,998           0            0      39,998
         20          26,533          5,382        5,382      39,998           0            0      39,998
         25          33,864          4,618        4,618      39,998           0            0      39,998
         35          55,160          3,334        3,334      39,998           0            0      39,998

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,138
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.35% NET)

                                        CURRENT CHARGES*                 GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,858      10,008      33,138     10,753       9,903      33,138
          2          11,025        11,792      10,963      33,138     11,574      10,745      33,138
          3          11,576        12,809      12,002      33,138     12,470      11,663      33,138
          4          12,155        13,918      13,174      33,138     13,452      12,708      33,138
          5          12,763        15,125      14,488      33,138     14,528      13,890      33,138
          6          13,401        16,440      15,909      33,138     15,706      15,175      33,138
          7          14,071        17,873      17,448      33,138     16,998      16,573      33,138
          8          14,775        19,433      19,115      33,138     18,414      18,095      33,138
          9          15,513        21,133      20,921      33,138     19,967      19,755      33,138
         10          16,289        22,985      22,985      33,138     21,675      21,675      33,138
         11          17,103        25,130      25,130      33,138     23,654      23,654      33,138
         12          17,959        27,505      27,505      33,138     25,852      25,852      33,138
         13          18,856        30,141      30,141      35,566     28,304      28,304      33,399
         14          19,799        33,033      33,033      38,648     31,018      31,018      36,291
         15          20,789        36,203      36,203      41,996     33,993      33,993      39,431
         16          21,829        39,678      39,678      45,630     37,253      37,253      42,841
         17          22,920        43,497      43,497      49,151     40,836      40,836      46,145
         18          24,066        47,695      47,695      52,942     44,776      44,776      49,701
         19          25,270        52,315      52,315      57,024     49,111      49,111      53,531
         20          26,533        57,407      57,407      61,426     53,889      53,889      57,661
         25          33,864        91,388      91,388      95,957     85,774      85,774      90,062
         35          55,160       226,598     226,598     237,928    210,471     210,471     220,994

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,138
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.35% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,271        9,421      33,138      10,166        9,316      33,138
          2          11,025         10,550        9,721      33,138      10,327        9,499      33,138
          3          11,576         10,837       10,030      33,138      10,486        9,679      33,138
          4          12,155         11,133       10,390      33,138      10,642        9,898      33,138
          5          12,763         11,439       10,801      33,138      10,793       10,156      33,138
          6          13,401         11,754       11,222      33,138      10,938       10,407      33,138
          7          14,071         12,078       11,653      33,138      11,073       10,648      33,138
          8          14,775         12,412       12,093      33,138      11,193       10,874      33,138
          9          15,513         12,756       12,544      33,138      11,294       11,081      33,138
         10          16,289         13,111       13,111      33,138      11,370       11,370      33,138
         11          17,103         13,545       13,545      33,138      11,467       11,467      33,138
         12          17,959         13,994       13,994      33,138      11,538       11,538      33,138
         13          18,856         14,459       14,459      33,138      11,581       11,581      33,138
         14          19,799         14,941       14,941      33,138      11,595       11,595      33,138
         15          20,789         15,440       15,440      33,138      11,573       11,573      33,138
         16          21,829         15,957       15,957      33,138      11,507       11,507      33,138
         17          22,920         16,492       16,492      33,138      11,383       11,383      33,138
         18          24,066         17,047       17,047      33,138      11,184       11,184      33,138
         19          25,270         17,621       17,621      33,138      10,891       10,891      33,138
         20          26,533         18,216       18,216      33,138      10,481       10,481      33,138
         25          33,864         21,524       21,524      33,138       5,710        5,710      33,138
         35          55,160         30,168       30,168      33,138           0            0      33,138

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,138
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.65% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,684        8,834      33,138       9,578        8,728      33,138
          2          11,025          9,376        8,548      33,138       9,151        8,323      33,138
          3          11,576          9,078        8,270      33,138       8,720        7,913      33,138
          4          12,155          8,787        8,044      33,138       8,283        7,540      33,138
          5          12,763          8,505        7,868      33,138       7,840        7,203      33,138
          6          13,401          8,231        7,700      33,138       7,387        6,856      33,138
          7          14,071          7,964        7,539      33,138       6,921        6,496      33,138
          8          14,775          7,705        7,387      33,138       6,435        6,116      33,138
          9          15,513          7,454        7,241      33,138       5,924        5,711      33,138
         10          16,289          7,209        7,209      33,138       5,382        5,382      33,138
         11          17,103          7,007        7,007      33,138       4,827        4,827      33,138
         12          17,959          6,809        6,809      33,138       4,233        4,233      33,138
         13          18,856          6,615        6,615      33,138       3,598        3,598      33,138
         14          19,799          6,427        6,427      33,138       2,920        2,920      33,138
         15          20,789          6,242        6,242      33,138       2,191        2,191      33,138
         16          21,829          6,062        6,062      33,138       1,399        1,399      33,138
         17          22,920          5,886        5,886      33,138         527          527      33,138
         18          24,066          5,714        5,714      33,138           0            0      33,138
         19          25,270          5,546        5,546      33,138           0            0      33,138
         20          26,533          5,382        5,382      33,138           0            0      33,138
         25          33,864          4,618        4,618      33,138           0            0      33,138
         35          55,160          3,334        3,334      33,138           0            0      33,138

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,314
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.35% NET)

                                        CURRENT CHARGES*                 GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,858      10,008      19,314     10,677       9,827      19,314
          2          11,025        11,792      10,963      19,314     11,416      10,587      19,314
          3          11,576        12,809      12,002      19,314     12,230      11,422      19,314
          4          12,155        13,918      13,174      19,314     13,130      12,386      19,314
          5          12,763        15,125      14,488      19,314     14,132      13,495      19,314
          6          13,401        16,440      15,909      19,314     15,256      14,725      19,314
          7          14,071        17,879      17,454      20,203     16,524      16,099      19,314
          8          14,775        19,459      19,141      21,600     17,964      17,645      19,940
          9          15,513        21,194      20,981      23,101     19,562      19,349      21,323
         10          16,289        23,102      23,102      24,719     21,321      21,321      22,813
         11          17,103        25,309      25,309      26,575     23,355      23,355      24,523
         12          17,959        27,722      27,722      29,108     25,579      25,579      26,858
         13          18,856        30,358      30,358      31,876     28,009      28,009      29,409
         14          19,799        33,237      33,237      34,899     30,662      30,662      32,195
         15          20,789        36,378      36,378      38,197     33,557      33,557      35,235
         16          21,829        39,803      39,803      41,794     36,714      36,714      38,549
         17          22,920        43,539      43,539      45,716     40,152      40,152      42,160
         18          24,066        47,628      47,628      50,010     43,894      43,894      46,088
         19          25,270        52,105      52,105      54,711     47,959      47,959      50,357
         20          26,533        57,006      57,006      59,857     52,373      52,373      54,991
         25          33,864        89,420      89,420      93,891     80,584      80,584      84,613
         35          55,160       221,788     221,788     224,006    196,043     196,043     198,003

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,314
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.35% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,271        9,421      19,314      10,086        9,236      19,314
          2          11,025         10,550        9,721      19,314      10,154        9,326      19,314
          3          11,576         10,837       10,030      19,314      10,202        9,395      19,314
          4          12,155         11,133       10,390      19,314      10,226        9,483      19,314
          5          12,763         11,439       10,801      19,314      10,223        9,585      19,314
          6          13,401         11,754       11,222      19,314      10,185        9,654      19,314
          7          14,071         12,078       11,653      19,314      10,105        9,680      19,314
          8          14,775         12,412       12,093      19,314       9,974        9,656      19,314
          9          15,513         12,756       12,544      19,314       9,780        9,567      19,314
         10          16,289         13,111       13,111      19,314       9,508        9,508      19,314
         11          17,103         13,545       13,545      19,314       9,184        9,184      19,314
         12          17,959         13,994       13,994      19,314       8,753        8,753      19,314
         13          18,856         14,459       14,459      19,314       8,193        8,193      19,314
         14          19,799         14,941       14,941      19,314       7,478        7,478      19,314
         15          20,789         15,440       15,440      19,314       6,568        6,568      19,314
         16          21,829         15,957       15,957      19,314       5,412        5,412      19,314
         17          22,920         16,492       16,492      19,314       3,934        3,934      19,314
         18          24,066         17,047       17,047      19,314       2,034        2,034      19,314
         19          25,270         17,621       17,621      19,314           0            0      19,314
         20          26,533         18,216       18,216      19,314           0            0      19,314
         25          33,864         21,524       21,524      22,600           0            0      19,314
         35          55,160         30,342       30,342      30,646           0            0      19,314

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,314
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.65% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,684        8,834      19,314       9,496        8,646      19,314
          2          11,025          9,376        8,548      19,314       8,965        8,136      19,314
          3          11,576          9,078        8,270      19,314       8,402        7,595      19,314
          4          12,155          8,787        8,044      19,314       7,801        7,058      19,314
          5          12,763          8,505        7,868      19,314       7,156        6,518      19,314
          6          13,401          8,231        7,700      19,314       6,455        5,924      19,314
          7          14,071          7,964        7,539      19,314       5,687        5,262      19,314
          8          14,775          7,705        7,387      19,314       4,835        4,516      19,314
          9          15,513          7,454        7,241      19,314       3,879        3,667      19,314
         10          16,289          7,209        7,209      19,314       2,798        2,798      19,314
         11          17,103          7,007        7,007      19,314       1,577        1,577      19,314
         12          17,959          6,809        6,809      19,314         174          174      19,314
         13          18,856          6,615        6,615      19,314           0            0      19,314
         14          19,799          6,427        6,427      19,314           0            0      19,314
         15          20,789          6,242        6,242      19,314           0            0      19,314
         16          21,829          6,062        6,062      19,314           0            0      19,314
         17          22,920          5,886        5,886      19,314           0            0      19,314
         18          24,066          5,714        5,714      19,314           0            0      19,314
         19          25,270          5,546        5,546      19,314           0            0      19,314
         20          26,533          5,382        5,382      19,314           0            0      19,314
         25          33,864          4,618        4,618      19,314           0            0      19,314
         35          55,160          3,334        3,334      19,314           0            0      19,314

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $43,779
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.35% NET)

                                        CURRENT CHARGES*                 GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,926      10,076      43,779     10,926      10,076      43,779
          2          11,025        11,935      11,106      43,779     11,935      11,106      43,779
          3          11,576        13,034      12,227      43,779     13,034      12,227      43,779
          4          12,155        14,232      13,488      43,779     14,232      13,488      43,779
          5          12,763        15,537      14,900      43,779     15,537      14,900      43,779
          6          13,401        16,959      16,428      43,779     16,959      16,428      43,779
          7          14,071        18,509      18,084      43,779     18,509      18,084      43,779
          8          14,775        20,197      19,878      43,779     20,197      19,878      43,779
          9          15,513        22,037      21,824      43,779     22,037      21,824      43,779
         10          16,289        24,043      24,043      43,779     24,043      24,043      43,779
         11          17,103        26,339      26,339      43,779     26,339      26,339      43,779
         12          17,959        28,860      28,860      43,779     28,860      28,860      43,779
         13          18,856        31,633      31,633      43,779     31,633      31,633      43,779
         14          19,799        34,691      34,691      43,779     34,691      34,691      43,779
         15          20,789        38,073      38,073      44,165     38,073      38,073      44,165
         16          21,829        41,801      41,801      48,071     41,801      41,801      48,071
         17          22,920        45,895      45,895      51,861     45,895      45,895      51,861
         18          24,066        50,392      50,392      55,935     50,392      50,392      55,935
         19          25,270        55,336      55,336      60,316     55,336      55,336      60,316
         20          26,533        60,775      60,775      65,029     60,775      60,775      65,029
         25          33,864        97,042      97,042     101,895     97,042      97,042     101,895
         35          55,160       241,132     241,132     253,189    238,799     238,799     250,739

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT:$43,779
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.35% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,335        9,485      43,779      10,335        9,485      43,779
          2          11,025         10,677        9,848      43,779      10,677        9,848      43,779
          3          11,576         11,024       10,216      43,779      11,024       10,216      43,779
          4          12,155         11,375       10,632      43,779      11,375       10,632      43,779
          5          12,763         11,731       11,093      43,779      11,731       11,093      43,779
          6          13,401         12,088       11,557      43,779      12,088       11,557      43,779
          7          14,071         12,445       12,020      43,779      12,445       12,020      43,779
          8          14,775         12,800       12,481      43,779      12,800       12,481      43,779
          9          15,513         13,156       12,944      43,779      13,148       12,936      43,779
         10          16,289         13,523       13,523      43,779      13,487       13,487      43,779
         11          17,103         13,972       13,972      43,779      13,867       13,867      43,779
         12          17,959         14,436       14,436      43,779      14,233       14,233      43,779
         13          18,856         14,917       14,917      43,779      14,580       14,580      43,779
         14          19,799         15,415       15,415      43,779      14,903       14,903      43,779
         15          20,789         15,931       15,931      43,779      15,196       15,196      43,779
         16          21,829         16,465       16,465      43,779      15,450       15,450      43,779
         17          22,920         17,019       17,019      43,779      15,652       15,652      43,779
         18          24,066         17,592       17,592      43,779      15,787       15,787      43,779
         19          25,270         18,186       18,186      43,779      15,836       15,836      43,779
         20          26,533         18,801       18,801      43,779      15,775       15,775      43,779
         25          33,864         22,222       22,222      43,779      12,815       12,815      43,779
         35          55,160         31,159       31,159      43,779           0            0      43,779

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT:$43,779
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.65% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,744        8,894      43,779       9,744        8,894      43,779
          2          11,025          9,488        8,660      43,779       9,488        8,660      43,779
          3          11,576          9,230        8,423      43,779       9,230        8,423      43,779
          4          12,155          8,969        8,225      43,779       8,969        8,225      43,779
          5          12,763          8,703        8,065      43,779       8,703        8,065      43,779
          6          13,401          8,430        7,899      43,779       8,430        7,899      43,779
          7          14,071          8,158        7,733      43,779       8,148        7,723      43,779
          8          14,775          7,893        7,575      43,779       7,852        7,534      43,779
          9          15,513          7,636        7,424      43,779       7,540        7,327      43,779
         10          16,289          7,387        7,387      43,779       7,205        7,205      43,779
         11          17,103          7,180        7,180      43,779       6,872        6,872      43,779
         12          17,959          6,978        6,978      43,779       6,504        6,504      43,779
         13          18,856          6,781        6,781      43,779       6,096        6,096      43,779
         14          19,799          6,588        6,588      43,779       5,641        5,641      43,779
         15          20,789          6,400        6,400      43,779       5,130        5,130      43,779
         16          21,829          6,216        6,216      43,779       4,552        4,552      43,779
         17          22,920          6,037        6,037      43,779       3,889        3,889      43,779
         18          24,066          5,861        5,861      43,779       3,120        3,120      43,779
         19          25,270          5,690        5,690      43,779       2,217        2,217      43,779
         20          26,533          5,523        5,523      43,779       1,149        1,149      43,779
         25          33,864          4,743        4,743      43,779           0            0      43,779
         35          55,160          3,433        3,433      43,779           0            0      43,779

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT:$27,688
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.35% NET)

                                        CURRENT CHARGES*                 GUARANTEED CHARGES**
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,921      10,071      27,688     10,921      10,071      27,688
          2          11,025        11,916      11,087      27,688     11,916      11,087      27,688
          3          11,576        12,990      12,182      27,688     12,990      12,182      27,688
          4          12,155        14,151      13,407      27,688     14,151      13,407      27,688
          5          12,763        15,408      14,770      27,688     15,408      14,770      27,688
          6          13,401        16,770      16,239      27,688     16,770      16,239      27,688
          7          14,071        18,252      17,827      27,688     18,252      17,827      27,688
          8          14,775        19,866      19,548      27,688     19,866      19,548      27,688
          9          15,513        21,634      21,421      27,688     21,634      21,421      27,688
         10          16,289        23,580      23,580      27,688     23,580      23,580      27,688
         11          17,103        25,844      25,844      27,688     25,844      25,844      27,688
         12          17,959        28,370      28,370      29,789     28,370      28,370      29,789
         13          18,856        31,140      31,140      32,697     31,140      31,140      32,697
         14          19,799        34,174      34,174      35,882     34,174      34,174      35,882
         15          20,789        37,492      37,492      39,367     37,492      37,492      39,367
         16          21,829        41,120      41,120      43,176     41,120      41,120      43,176
         17          22,920        45,081      45,081      47,335     45,081      45,081      47,335
         18          24,066        49,401      49,401      51,871     49,401      49,401      51,871
         19          25,270        54,106      54,106      56,812     54,106      54,106      56,812
         20          26,533        59,224      59,224      62,185     59,224      59,224      62,185
         25          33,864        92,906      92,906      97,551     92,049      92,049      96,651
         35          55,160       230,589     230,589     232,895    224,897     224,897     227,146

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT:$27,688
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.35% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,331        9,481      27,688      10,331        9,481      27,688
          2          11,025         10,657        9,829      27,688      10,657        9,829      27,688
          3          11,576         10,978       10,170      27,688      10,978       10,170      27,688
          4          12,155         11,289       10,545      27,688      11,289       10,545      27,688
          5          12,763         11,599       10,961      27,688      11,587       10,950      27,688
          6          13,401         11,918       11,387      27,688      11,869       11,338      27,688
          7          14,071         12,248       11,823      27,688      12,128       11,703      27,688
          8          14,775         12,587       12,268      27,688      12,357       12,039      27,688
          9          15,513         12,937       12,725      27,688      12,547       12,335      27,688
         10          16,289         13,298       13,298      27,688      12,688       12,688      27,688
         11          17,103         13,738       13,738      27,688      12,820       12,820      27,688
         12          17,959         14,194       14,194      27,688      12,882       12,882      27,688
         13          18,856         14,666       14,666      27,688      12,861       12,861      27,688
         14          19,799         15,155       15,155      27,688      12,740       12,740      27,688
         15          20,789         15,662       15,662      27,688      12,497       12,497      27,688
         16          21,829         16,187       16,187      27,688      12,101       12,101      27,688
         17          22,920         16,730       16,730      27,688      11,512       11,512      27,688
         18          24,066         17,293       17,293      27,688      10,673       10,673      27,688
         19          25,270         17,876       17,876      27,688       9,508        9,508      27,688
         20          26,533         18,480       18,480      27,688       7,919        7,919      27,688
         25          33,864         21,839       21,839      27,688           0            0      27,688
         35          55,160         30,631       30,631      30,937           0            0      27,688

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT:$27,688
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.65% NET)

                                         CURRENT CHARGES*                   GUARANTEED CHARGES**
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,740        8,890      27,688       9,740        8,890      27,688
          2          11,025          9,469        8,640      27,688       9,469        8,640      27,688
          3          11,576          9,183        8,376      27,688       9,183        8,376      27,688
          4          12,155          8,890        8,146      27,688       8,879        8,135      27,688
          5          12,763          8,605        7,967      27,688       8,552        7,914      27,688
          6          13,401          8,328        7,797      27,688       8,195        7,664      27,688
          7          14,071          8,059        7,634      27,688       7,802        7,377      27,688
          8          14,775          7,797        7,478      27,688       7,360        7,041      27,688
          9          15,513          7,543        7,330      27,688       6,857        6,644      27,688
         10          16,289          7,296        7,296      27,688       6,276        6,276      27,688
         11          17,103          7,091        7,091      27,688       5,623        5,623      27,688
         12          17,959          6,891        6,891      27,688       4,852        4,852      27,688
         13          18,856          6,696        6,696      27,688       3,940        3,940      27,688
         14          19,799          6,505        6,505      27,688       2,857        2,857      27,688
         15          20,789          6,319        6,319      27,688       1,566        1,566      27,688
         16          21,829          6,137        6,137      27,688          17           17      27,688
         17          22,920          5,959        5,959      27,688           0            0      27,688
         18          24,066          5,786        5,786      27,688           0            0      27,688
         19          25,270          5,616        5,616      27,688           0            0      27,688
         20          26,533          5,451        5,451      27,688           0            0      27,688
         25          33,864          4,679        4,679      27,688           0            0      27,688
         35          55,160          3,383        3,383      27,688           0            0      27,688

------------

 * Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

** Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          PART II -- OTHER INFORMATION

UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

    Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Modified Single Premium Variable Life Insurance Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

REPRESENTATIONS PURSUANT TO RULE 6E-3(T)

    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 ("Investment Company Act").

RULE 484 UNDERTAKING

    The By-Laws of Glenbrook Life and Annuity Company ("Glenbrook Life") which are incorporated herein by reference as Exhibit 1(A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Glenbrook Life. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Glenbrook Life Variable Life Separate Account (the "Registrant") has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following Papers and Documents:

    The Facing Sheet.

    The Cross Reference Sheet pursuant to Rule 48.

    The Prospectus consisting of 58 pages.

    The Undertaking to File Reports.

    Representations Pursuant to Rule 6e-3(T)

    Rule 484 Undertaking

    The Signatures

    Written Consents of the following persons:

        (a) Sutherland, Asbill & Brennan

        (b) Deloitte & Touche, LLP

    The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

    A. (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Variable Life Separate Account.*

        (2) Not Applicable.

        (3) (a) Form of Underwriting Agreement**

           (b) Form of Selling Agreement**

           (c) See Exhibit 1.A.(3)(b)

        (4) Not Applicable.

        (5) (a) Specimen Contract.**

               (1) Modified Single Premium Variable Life Insurance Contract**

               (2) Last Survivor Modified Single Premium Variable Life Insurance Contract**

           (b) Riders**

               (1) Amendatory Endorsement for Waiver of Charges (KLU100)**

               (2) Amendatory Endorsement (KLU101)**

               (3) Accelerated Death Benefit Rider (KLU105)**

               (4) Amendatory Endorsement for Waiver of Charges (KLU106)**

               (5) Accelerated Death Benefit Summary and Disclosure Statement (KLU74)**

               (6) Accelerated Death Benefit Summary and Disclosure Statement (KLU80)**

               (7) Accelerated Death Benefit Effect on Contract (KLU81)**

               (8) Accelerated Death Benefit Rider (KLU99)**

        (6) (a) Certificate of Incorporation of Glenbrook Life and Annuity Company***

           (b) By-laws of Glenbrook Life and Annuity Company***

        (7) Not Applicable.

        (8) Participation Agreement**

        (9) Not Applicable.

        (10) Form of Application for Contract**

    B.  Not Applicable.

    C.  Not Applicable.

2.  Opinion of General Counsel**

3.  Not Applicable

    (1) Not Applicable

    (2) Not Applicable

4.  Not Applicable

5.  Financial Data Schedule

6.  Powers of Attorney**

7.  Consents

    (1) Sutherland, Asbill & Brennan**

    (2) Deloitte & Touche, LLP

8.  Representations Pursuant to Rule 6e-3(T)**

9.  Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii)**

10. Not Applicable

11. Actuarial Opinion and Consent**

* Previously filed and incorporated by reference in S-6 Registration Statement No. 333-02581, dated April 17, 1996.

** Previously filed and incorporated by reference in S-6, Pre-Effective Amendment No. 1, Registration Statement No. 333-02581, dated September 20, 1996

*** Previously filed and incorporated by reference with Depositors Form S-1
    Registration Statement No. 333-07275 dated June 28, 1996.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of the Post-effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village of Northfield, and State of Illinois, on the 14th day of November, 1996.

                           GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                              (Registrant)

                           GLENBROOK LIFE AND ANNUITY COMPANY
                              (Depositor)

(SEAL)

Attest: /s/ BRENDA D. SNEED              By: /s/ MICHAEL J. VELOTTA
      ---------------------------------  ------------------------------------
      Brenda D. Sneed                       Michael J. Velotta
      Assistant Secretary and Assistant     Vice President, Secretary and
      General Counsel                       General Counsel

    Pursuant to the requirements of the Securities Act of 1933, this registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village of Northfield, and State of Illinois, on the 14th day of November, 1996.

         */LOUIS G. LOWER, II
--------------------------------------   Chairman of the Board of Directors and Chief
          Louis G. Lower, II              Executive Officer (Principal Executive Officer)

        /s/ MICHAEL J. VELOTTA
--------------------------------------   Vice President, Secretary, General Counsel and
          Michael J. Velotta              Director

          */PETER H. HECKMAN
--------------------------------------   President, Chief Operating Officer and Director
           Peter H. Heckman

           */JOHN R. HUNTER
--------------------------------------   Director
            John R. Hunter

          */MARLA G. FRIEDMAN
--------------------------------------   Vice President
           Marla G. Friedman

           */KEVIN R. SLAWIN
--------------------------------------   Vice President
            Kevin R. Slawin

         */G. CRAIG WHITEHEAD
--------------------------------------   Assistant Vice President and Director
          G. Craig Whitehead

            */JAMES P. ZILS
--------------------------------------   Treasurer
             James P. Zils

           */CASEY J. SYLLA
--------------------------------------   Chief Investment Officer
            Casey J. Sylla

            */BARRY S. PAUL
--------------------------------------   Assistant Vice President and Controller (Principal
             Barry S. Paul                Accounting Officer)

*/  By Michael J. Velotta, pursuant to Power of Attorney, previously filed.